OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-CBD-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.50%

Advertising–0.05%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$535,000	$553,474

Aerospace & Defense–0.90%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	488,000	525,210
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	315,000	332,325
7.50%, 03/15/25(b)	255,000	244,481
7.75%, 03/15/20(b)	459,000	474,491
Unsec. Notes, 5.50%, 09/15/18(b)	105,000	104,606
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	224,000	225,120
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	5,355,000	5,300,489
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	980,000	1,054,949
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	280,000	291,200
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	355,000	356,775
Sr. Unsec. Sub. Notes, 6.50%, 05/15/25(b)	450,000	462,938
		9,372,584

Agricultural & Farm Machinery–0.02%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	274,000	254,478

Agricultural Products–0.01%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	153,000	154,721

Airlines–1.43%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	110,000	121,979
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	360,000	388,908

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/16	$1,997,697	$2,157,513
Series 2009-2, Class B, Sec. Second Lien Global Pass Through Ctfs., 9.25%, 05/10/17	54,139	58,910
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/19	1,357,387	1,421,014
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/19	1,570,302	1,675,317
Latam Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1A, Sec. Pass Through Ctfs., 4.20%, 11/15/27(b)	6,338,000	6,313,874
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/22	2,545,000	2,629,303
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Third Lien Pass Through Ctfs., 6.82%, 01/30/19	46,785	47,019
		14,813,837

Alternative Carriers–0.14%

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	636,000	651,900
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	790,000	809,750
		1,461,650

Apparel Retail–1.13%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	707,000	761,792
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	97,000	105,366
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	84,938
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	561,000	598,166
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	146,000	156,768
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	9,926,000	10,043,171
		11,750,201

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.02%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$165,000	$171,806

Application Software–0.03%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	277,000	281,155

Asset Management & Custody Banks–1.74%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	4,515,000	4,756,033
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(c)	472,000	479,080
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	1,435,000	1,466,985
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	4,355,000	4,495,037
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	5,900,000	6,518,291
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	341,000	352,935
		18,068,361

Auto Parts & Equipment–0.27%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	320,000	342,000
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	183,000	191,464
5.50%, 12/15/24	101,000	103,525
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	200,000	207,500
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	932,000	933,063
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	670,000	671,675
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	303,000	318,150
		2,767,377

Automobile Manufacturers–0.83%

Fiat Chrysler Automobiles N.V. (United Kingdom), Sr. Unsec. Notes, 5.25%, 04/15/23(b)	200,000	202,500

	Principal Amount	Value

Automobile Manufacturers–(continued)

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	$3,805,000	$3,905,832
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	3,097,000	3,100,308
3.50%, 07/10/19	1,348,000	1,375,803
		8,584,443

Automotive Retail–0.66%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	3,940,000	4,429,494
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	215,000	220,644
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/21	2,000,000	2,207,781
		6,857,919

Biotechnology–0.57%

Amgen, Inc., Sr. Unsec. Global Notes, 3.13%, 05/01/25	6,074,000	5,906,160

Broadcasting–0.13%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	324,000	344,655
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	186,000	175,770
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	204,000	204,765
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	630,000	642,600
		1,367,790

Building Products–0.29%

Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	720,000	758,700
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	467,000	507,279
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	532,000	551,950
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	125,000	122,031
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(b)	43,000	44,666
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	90,000	96,075

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Building Products–(continued)

Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	$342,000	$343,813
Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	215,000	219,104
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	240,000	261,300
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	81,000	87,176
		2,992,094

Cable & Satellite–3.73%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	850,000	861,687
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	255,000	261,694
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	1,052,000	1,065,150
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,403,901
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,865,525
5.70%, 05/15/18	2,005,000	2,257,026
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,393,788
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	2,185,000	2,945,902
9.38%, 01/15/19(b)	1,860,000	2,301,722
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	3,670,000	3,584,432
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,475,000	1,547,799
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,704,000	1,752,990
5.88%, 11/15/24	290,000	291,450
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	243,540
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	490,000	453,250
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	735,000	667,013
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	1,050,000	1,196,016
5.95%, 04/01/41	3,964,000	4,792,468
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	950,000	961,286

	Principal Amount	Value

Cable & Satellite–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	$3,365,000	$3,775,434
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,552,915
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	290,000	287,854
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	220,000	230,038
		38,692,880

Casinos & Gaming–0.11%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	385,000	420,612
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/21(b)	118,000	121,835
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	126,000	136,080
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	145,000	150,800
7.75%, 03/15/22	253,000	287,155
		1,116,482

Catalog Retail–1.37%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/25	4,045,000	4,014,440
4.85%, 04/01/24	2,573,000	2,653,675
5.45%, 08/15/34	7,880,000	7,497,942
		14,166,057

Coal & Consumable Fuels–0.07%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	725,000	683,313

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	404,000	421,675

Communications Equipment–0.45%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	521,000	539,886
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/35	4,185,000	4,166,806
		4,706,692

Computer & Electronics Retail–0.04%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	456,000	403,560

Construction & Engineering–0.06%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	455,000	471,773

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Construction & Engineering–(continued)

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	$165,000	$175,312
		647,085

Construction Machinery & Heavy Trucks–0.30%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	568,000	606,340
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	720,000	754,200
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	238,000	243,950
6.75%, 06/15/21	186,000	194,137
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	665,000	668,325
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	549,000	576,450
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	108,000	112,320
		3,155,722

Construction Materials–0.17%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	660,000	666,187
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	400,000	414,500
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	87,000	89,936
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	210,000	213,413
7.50%, 02/15/19(b)	393,000	399,386
		1,783,422

Consumer Finance–1.24%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20	4,155,000	4,180,969
4.63%, 03/30/25	3,035,000	2,989,475
5.13%, 09/30/24	102,000	104,550
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	2,001,840
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	224,000	232,960
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,376,362
		12,886,156

	Principal Amount	Value

Data Processing & Outsourced Services–0.21%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	$1,460,000	$1,511,683
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	586,000	670,970
		2,182,653

Diversified Banks–10.59%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	2,000,000	1,981,971
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,860,000	1,971,679
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,889,213
Series AA, Jr. Unsec. Sub. Notes, 6.10% (d)	6,420,000	6,524,325
Series X, Jr. Unsec. Sub. Notes, 6.25% (d)	2,390,000	2,446,762
Series Z, Jr. Unsec. Sub. Notes, 6.50% (d)	4,500,000	4,786,875
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	2,850,000	2,946,075
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	846,647
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,324,876
Series BKNT, Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,909,836
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	2,015,000	2,089,591
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	4,238,771
5.50%, 09/13/25	4,845,000	5,423,415
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	2,535,000	2,554,012
Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	2,065,000	2,080,680
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	1,284,000	1,457,422
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	6,539,000	6,496,748
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,575,889
Hana Bank (South Korea), Unsec. Sub. Notes, 4.38%, 09/30/24(b)	1,380,000	1,447,679

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	$2,070,000	$2,217,780
Unsec. Sub. Global Notes, 5.25%, 03/14/44	2,215,000	2,438,130
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00% (b)(d)	2,839,000	2,960,495
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (d)	465,000	467,325
6.50% (d)	3,130,000	3,106,525
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,767,072
Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/18(b)	4,215,000	4,233,011
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	5,560,000	5,712,900
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	2,005,000	1,989,962
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (d)	235,000	236,763
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	3,045,000	3,090,675
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(d)	760,000	974,700
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	434,160
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,925,000	1,992,375
Jr. Unsec. Sub. Notes, 6.00% (b)(d)	2,565,000	2,455,987
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(b)	1,425,000	1,568,483
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,423,863
U.S. Bank N.A., Unsec. Sub. Notes, 2.28%, 04/29/20	1,400,000	1,402,513
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	7,865,000	8,700,900
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (d)	3,530,000	3,728,562
		109,894,647

	Principal Amount	Value

Diversified Capital Markets–1.10%

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(d)	$2,834,000	$2,795,033
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 3.75%, 03/26/25(b)	2,220,000	2,197,178
4.88%, 05/15/45(b)	6,325,000	6,426,519
		11,418,730

Diversified Chemicals–0.23%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	157,000	157,000
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	2,259,000	2,214,272
		2,371,272

Diversified Metals & Mining–1.96%

Anglo American Capital PLC (United Kingdom), Sr. Unsec Gtd. Notes, 3.63%, 05/14/20(b)	1,451,000	1,469,891
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	213,000	215,662
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,301,336
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	2,326,000	2,101,706
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 3.75%, 02/01/23	3,995,000	3,669,066
5.20%, 03/01/42	2,102,000	1,724,547
Sr. Unsec. Gtd. Yankee Notes, 4.50%, 01/15/21	9,596,000	9,823,790
		20,305,998

Diversified Real Estate Activities–0.21%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	2,170,000	2,184,343

Diversified REIT’s–0.81%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	1,893,000	1,905,235
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	6,645,000	6,474,865
		8,380,100

Diversified Support Services–0.11%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,075,000	1,107,096

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Drug Retail–0.44%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/28	$1,825,246	$2,112,552
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,159,900	2,504,181
		4,616,733

Electric Utilities–1.62%

Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/45	3,021,000	3,034,064
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	2,840,000	2,982,568
Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,551,522
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/43	3,084,000	3,190,716
		16,758,870

Electrical Components & Equipment–0.09%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	488,000	497,150
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	180,000	184,500
5.00%, 10/01/25(b)	220,000	222,614
		904,264

Environmental & Facilities Services–0.02%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	175,000	185,500

Gas Utilities–0.46%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	540,000	552,150
6.75%, 01/15/22	100,000	102,750
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	3,510,000	3,821,076
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	172,000	178,450
7.38%, 08/01/21	140,000	151,900
		4,806,326

General Merchandise Stores–0.09%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	881,000	931,657

Gold–0.97%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	4,800,000	4,975,730

	Principal Amount	Value

Gold–(continued)

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	$2,860,000	$2,744,671
Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	2,330,000	2,318,659
		10,039,060

Health Care Distributors–0.48%

AmerisourceBergen Corp., Sr. Unsec. Global Notes, 3.25%, 03/01/25	1,053,000	1,046,306
Sr. Unsec. Notes, 4.25%, 03/01/45	1,769,000	1,724,060
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	2,140,000	2,210,966
		4,981,332

Health Care Equipment–1.86%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	2,945,000	3,111,039
Sr. Unsec. Global Notes, 3.88%, 05/15/24	3,025,000	3,135,881
Medtronic Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/44	1,892,000	1,982,070
Sr. Unsec. Gtd. Notes, 4.63%, 03/15/45(b)	2,178,000	2,268,548
Sterigenics-Nordion Holdings, LLC, Sr. Unsec. Notes, 6.50%, 05/15/23(b)	130,000	130,975
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	120,000	112,200
Zimmer Holdings, Inc., Sr. Unsec. Global Notes, 2.70%, 04/01/20	2,752,000	2,770,677
3.55%, 04/01/25	5,863,000	5,797,261
		19,308,651

Health Care Facilities–0.57%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	149,000	153,098
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	436,532	468,726
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	830,000	908,850
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	407,000	455,713
6.50%, 02/15/20	974,000	1,090,271
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	176,000	187,660
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	995,000	1,029,825

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	$425,000	$435,094
Tenet Healthcare Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/20	654,000	704,685
Sr. Unsec. Global Notes, 6.75%, 02/01/20	25,000	26,250
8.13%, 04/01/22	370,000	407,925
		5,868,097

Health Care REIT’s–0.51%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,156,992
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,166,016
		5,323,008

Health Care Services–1.10%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/25	670,000	667,487
ExamWorks Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	153,000	157,973
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	4,157,000	4,186,993
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	4,918,000	4,836,391
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	663,000	706,095
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	185,000	205,119
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	600,000	607,124
		11,367,182

Home Improvement Retail–0.52%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	806,000	793,910
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 4.25%, 04/01/46	4,585,000	4,590,243
		5,384,153

Homebuilding–1.01%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	864,000	814,320
Beazer Homes USA Inc., Sr. Gtd. Global Notes, 7.50%, 09/15/21	660,000	667,425
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	169,000	178,506
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	70,000	66,238
8.00%, 11/01/19(b)	755,000	719,137

	Principal Amount	Value

Homebuilding–(continued)

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	$143,000	$149,614
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	230,000	229,138
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	6,799,395
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	160,000	173,400
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(b)	180,000	182,700
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	448,000	456,400
		10,436,273

Hotels, Resorts & Cruise Lines–0.32%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	2,770,000	2,944,288
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	174,000	190,530
Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	185,000	188,469
		3,323,287

Household Products–0.11%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	1,121,000	1,175,649

Independent Power Producers & Energy Traders–0.14%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	208,000	234,780
Sr. Unsec. Notes, 5.50%, 04/15/25	415,000	413,962
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	46,000	49,508
Sr. Unsec. Global Notes, 5.38%, 01/15/23	505,000	510,050
5.50%, 02/01/24	220,000	221,375
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	44,127	48,208
		1,477,883

Industrial Conglomerates–0.84%

Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	4,330,000	4,411,188
Siemens Financieringsmaatschappij N.V. (Germany), Sr. Unsec. Gtd. Notes, 2.15%, 05/27/20(b)	2,922,000	2,929,981
3.25%, 05/27/25(b)	1,326,000	1,335,418
		8,676,587

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Industrial Machinery–1.25%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	$913,000	$918,127
3.55%, 11/01/24	4,372,000	4,373,145
4.65%, 11/01/44	1,820,000	1,817,852
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	342,000	355,253
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,374,605
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	3,942,000	3,656,717
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	454,000	476,133
		12,971,832

Industrial REIT’s–0.24%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,468,744

Integrated Oil & Gas–0.83%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	2,473,000	2,492,427
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	873,000	831,533
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	3,775,000	3,482,437
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,755,000	1,761,581
		8,567,978

Integrated Telecommunication Services–4.19%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	2,340,000	2,352,506
2.95%, 05/15/16	1,555,000	1,583,933
3.40%, 05/15/25	3,422,000	3,307,591
4.50%, 05/15/35	1,399,000	1,324,169
4.75%, 05/15/46	2,646,000	2,516,835
Communications Sales & Leasing, Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/23(b)	44,000	44,330
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Yankee Notes, 6.75%, 08/20/18	905,000	1,047,332
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,685,000	1,726,915
4.75%, 02/16/21(b)	550,000	603,214
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	2,460,000	2,560,860

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	$3,555,000	$4,015,156
7.05%, 06/20/36	2,865,000	3,690,094
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	371,392
5.01%, 08/21/54	2,693,000	2,546,798
5.05%, 03/15/34	2,975,000	3,079,765
5.15%, 09/15/23	1,505,000	1,680,264
6.40%, 09/15/33	542,000	636,959
6.40%, 02/15/38	1,915,000	2,283,966
Sr. Unsec. Notes, 4.52%, 09/15/48(b)	8,887,000	8,076,030
		43,448,109

Internet Retail–0.03%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	246,000	259,530

Internet Software & Services–1.45%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	2,928,000	2,927,747
3.60%, 11/28/24(b)	2,286,000	2,261,272
4.50%, 11/28/34(b)	1,485,000	1,482,373
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,907,910
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	494,000	521,170
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	350,000	367,063
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	204,000	213,180
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	408,000	425,340
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	3,805,000	3,928,065
		15,034,120

Investment Banking & Brokerage–2.68%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	2,050,000	2,424,125
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	490,000	553,265
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	4,280,000	4,470,175
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,736,099
Unsec. Sub. Notes, 5.15%, 05/22/45	2,770,000	2,819,566
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	1,725,000	1,748,719

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	$390,000	$414,214
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/19(b)	1,860,000	2,220,704
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,522,904
Series J, Jr. Unsec. Sub. Global Notes, 5.55% (d)	4,220,000	4,251,650
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,609,010
		27,770,431

Life & Health Insurance–2.79%

MetLife Inc., Jr. Unsec. Sub. Global Deb., 10.75%, 08/01/39	2,935,000	4,894,113
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,352,391
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (d)	3,990,000	4,014,938
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,807,982
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	1,989,975
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	2,974,873
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	1,420,000	1,803,161
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	3,040,000	3,145,132
		28,982,565

Managed Health Care–0.20%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,047,601

Marine–0.50%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	830,000	846,600
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	4,515,000	4,368,262
		5,214,862

	Principal Amount	Value

Metal & Glass Containers–0.08%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	$449,000	$463,031
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	200,000	205,750
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	115,000	117,588
		786,369

Movies & Entertainment–0.73%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	146,000	152,935
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	311,163
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/43	3,360,000	3,654,517
Viacom Inc., Sr. Unsec. Global Deb., 5.85%, 09/01/43	3,300,000	3,457,682
		7,576,297

Multi-Line Insurance–1.32%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,195,182
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	2,260,000	2,276,914
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	3,210,000	3,272,720
		13,744,816

Multi-Utilities–0.34%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	3,755,000	3,564,804

Office REIT’s–0.21%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	2,110,000	2,172,307

Office Services & Supplies–0.17%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,750,000	1,809,726

Oil & Gas Drilling–0.36%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	290,000	237,075
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	3,983,000	3,461,928
		3,699,003

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.22%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$174,000	$173,783
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	367,000	359,660
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	287,000	185,832
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	1,584,000	1,586,184
		2,305,459

Oil & Gas Exploration & Production–3.46%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	285,000	288,562
6.00%, 12/01/20	341,000	351,230
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	167,000	155,310
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	552,000	568,560
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	153,000	162,945
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	183,000	149,145
9.88%, 10/01/20	416,000	360,880
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.53%, 04/15/19(e)	980,000	955,500
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	137,800
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	247,000	259,350
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	3,796,000	3,914,625
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	70,000	71,400
5.50%, 04/01/23	327,000	333,540
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/24	3,685,000	3,730,803
4.15%, 11/15/34	1,680,000	1,692,586
4.30%, 11/15/44	4,087,000	4,050,750
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	7,126,000	7,126,000
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	387,000	373,455
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,260,000	1,273,716
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	3,916,019

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	$542,000	$552,840
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	257,000	274,348
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	343,000	355,005
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,471,000	1,493,504
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	308,000	322,630
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	489,000	493,890
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	653,000	653,000
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	591,000	620,550
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(b)	109,000	108,591
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	311,000	178,825
8.13%, 10/15/22	118,000	67,850
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	569,000	597,450
6.50%, 01/01/23	87,000	90,915
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	253,000	266,915
		35,948,489

Oil & Gas Storage & Transportation–4.82%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	260,000	273,650
Energy Transfer Equity L.P., Sr. Sec. Gtd. First Lien Notes, 5.50%, 06/01/27	182,000	183,820
7.50%, 10/15/20	477,000	550,339
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 5.15%, 03/15/45	3,110,000	2,889,541
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	3,152,000	3,191,220
3.90%, 02/15/24	3,204,000	3,312,313
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	3,270,000	3,172,955
Fermaca Enterprises S de RL de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 6.38%, 03/30/38(b)	1,985,470	2,099,635
Kinder Morgan Energy Partners LP, Sr. Unsec. Gtd. Notes, 4.25%, 09/01/24	4,305,000	4,312,463
5.40%, 09/01/44	5,180,000	4,964,110

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	$355,000	$353,669
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	351,000	370,305
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	970,000	1,068,819
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/23	608,000	621,680
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,202,842
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/25	3,551,000	3,499,763
4.50%, 03/15/45	2,895,000	2,725,758
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	209,512
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	222,000	202,575
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	544,000	571,200
TransCanada Trust (Canada), Sr. Unsec. Gtd. Sub. Global Notes, 5.63%, 05/20/75	1,561,000	1,596,669
Williams Partners L.P., Sr. Unsec. Global Notes, 4.00%, 09/15/25	6,308,000	6,215,317
5.10%, 09/15/45	5,369,000	5,073,364
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	1,325,000	1,351,500
		50,013,019

Other Diversified Financial Services–1.59%

BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/20(b)	2,875,000	2,863,158
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,504,273
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/45(b)	2,480,000	2,331,200
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	5,336,000	5,682,840
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,995,000	4,164,787
		16,546,258

	Principal Amount	Value

Packaged Foods & Meats–0.95%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	$846,000	$879,840
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	2,546,000	2,736,950
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	800,000	858,000
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	4,553,000	4,631,070
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	128,000	130,400
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	100,000	99,625
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	82,000	86,100
6.63%, 08/15/22	140,000	151,900
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	269,000	291,193
		9,865,078

Paper Packaging–0.27%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	17,000	17,680
4.88%, 11/15/22	225,000	233,156
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	2,580,000	2,581,935
		2,832,771

Paper Products–0.56%

International Paper Co., Sr. Unsec. Global Notes, 3.80%, 01/15/26	1,111,000	1,117,071
5.15%, 05/15/46	3,831,000	3,888,507
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	178,000	188,680
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	572,000	590,590
		5,784,848

Personal Products–0.02%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	224,000	234,080

Pharmaceuticals–2.66%

AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/25	2,945,000	2,958,086
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.00%, 03/12/20	7,042,000	7,151,077
4.85%, 06/15/44	5,000,000	5,020,357

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	$3,681,000	$5,132,937
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	738,000	746,302
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	500,000	508,750
Perrigo Finance PLC, Sr. Unsec. Gtd. Yankee Bonds, 3.90%, 12/15/24	2,213,000	2,252,460
4.90%, 12/15/44	1,836,000	1,846,356
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	82,000	83,845
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	239,000	244,378
5.63%, 12/01/21(b)	485,000	505,006
5.88%, 05/15/23(b)	120,000	124,950
6.38%, 10/15/20(b)	492,000	525,825
7.50%, 07/15/21(b)	170,000	186,788
Sr. Unsec. Notes, 6.13%, 04/15/25(b)	334,000	349,448
		27,636,565

Property & Casualty Insurance–1.97%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/53	3,315,000	3,584,344
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,583,030
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	2,105,000	2,557,575
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,246
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,893,440
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Yankee Bonds, 5.50%, 03/31/45	1,670,000	1,642,525
Unsec. Sub. Gtd. Yankee Notes, 4.45%, 03/31/25	3,105,000	3,125,384
		20,391,544

Railroads–0.64%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/25	3,114,000	3,060,036
4.15%, 04/01/45	3,723,000	3,560,791
		6,620,827

Real Estate Development–0.02%

AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	165,000	160,050

Real Estate Services–0.02%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	172,000	175,440

	Principal Amount	Value

Regional Banks–2.46%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	$229,000	$236,443
5.00%, 08/01/23	275,000	282,562
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50% (b)(d)	6,705,000	6,579,281
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,241,969
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,872,233
Series J, Jr. Unsec. Sub. Bonds, 4.90% (d)	2,255,000	2,164,800
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,451,017
Manufacturers & Traders Trust Co., Sr. Unsec. Notes, 2.90%, 02/06/25	3,089,000	2,999,448
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	3,310,000	3,367,925
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	1,835,000	1,797,125
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	503,000	572,162
		25,564,965

Reinsurance–0.28%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	2,665,000	2,888,849

Renewable Electricity–0.20%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,762,000	1,815,732
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	266,000	276,640
		2,092,372

Residential REIT’s–0.35%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,682,100

Restaurants–0.64%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	5,880,000	6,129,900
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	190,000	191,188
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(b)	337,000	358,062
		6,679,150

Security & Alarm Services–0.02%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	236,000	254,880

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Semiconductor Equipment–0.10%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$593,000	$610,790
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	371,000	388,622
		999,412

Semiconductors–0.32%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(b)	243,000	262,440
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	533,000	562,315
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	195,000	195,487
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	2,154,000	2,304,780
		3,325,022

Sovereign Debt–0.17%

Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,760,000	1,797,400

Specialized Consumer Services–0.05%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	517,000	531,218

Specialized Finance–2.28%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	448,000	520,800
Sr. Unsec. Notes, 5.13%, 03/15/21	230,000	242,075
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	2,145,000	2,518,054
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	421,000	436,787
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	3,800,000	4,180,000
5.88%, 08/15/22	315,000	350,437
Sr. Unsec. Notes, 8.25%, 12/15/20	660,000	805,200
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	1,710,000	1,933,742
Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,140,000	2,176,819
4.88%, 02/15/24	7,463,000	8,222,786
5.25%, 07/15/44	1,665,000	1,811,160
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	425,000	446,250
		23,644,110

Specialized REIT’s–0.78%
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	305,000	323,681
Sr. Unsec. Notes, 4.88%, 04/15/22	350,000	365,750

	Principal Amount	Value

Specialized REIT’s–(continued)

EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	$2,609,000	$2,626,021
7.75%, 07/15/20	3,965,000	4,746,076
		8,061,528

Specialty Chemicals–0.04%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	380,000	386,650

Specialty Stores–0.35%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	626,000	664,343
Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/24	1,429,000	1,431,571
4.90%, 10/01/44	1,571,000	1,550,760
		3,646,674

Steel–0.51%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	157,000	131,095
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	320,000	339,616
7.00%, 02/25/22	65,000	71,175
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	586,000	456,347
8.25%, 11/01/19(b)	324,000	297,270
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	206,000	210,635
5.50%, 10/01/24	145,000	150,800
6.38%, 08/15/22	197,000	211,775
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	181,000	187,109
7.38%, 02/01/20(b)	543,000	561,326
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	3,092,000	2,697,305
		5,314,453

Technology Hardware, Storage & Peripherals–0.55%

Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/45	3,220,000	2,783,462
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	805,000	822,106
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	2,040,000	2,108,850
		5,714,418

Tobacco–0.56%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,770,000	1,963,325

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Tobacco–(continued)

Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	$3,890,000	$3,804,426
		5,767,751

Trading Companies & Distributors–0.56%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)	890,000	948,963
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	3,960,000	4,056,525
HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	113,000	122,605
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	248,000	249,240
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	375,000	393,281
		5,770,614

Wireless Telecommunication Services–2.54%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,895,341
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,811,418
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	745,000	815,492
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	5,750,000	6,340,925
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	395,000
7.00%, 02/15/20(b)	200,000	208,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	1,565,000	1,542,023
5.00%, 03/15/44	4,835,000	5,067,196
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	905,000	911,788
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	535,000	484,175
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	892,000	857,435
11.50%, 11/15/21	80,000	97,800
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	1,155,000	1,280,606

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	$200,000	$202,250
7.63%, 02/15/25	360,000	355,500
7.88%, 09/15/23	362,000	370,598
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25	1,615,000	1,697,769
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(b)	800,000	841,384
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/20(b)	200,000	213,250
		26,387,950
Total U.S. Dollar Denominated Bonds and Notes (Cost $897,359,545)		928,573,483

U.S. Treasury Securities–5.74%

U.S. Treasury Bills–0.57%

0.00%, 08/20/15(f)(g)(h)	2,110,000	2,110,000
0.06%, 08/20/15 (f)(g)(h)	765,000	765,000
0.07%, 08/20/15 (f)(g)(h)	40,000	40,000
0.08%, 08/20/15 (f)(g)(h)	1,305,000	1,304,999
0.12%, 08/20/15 (f)(g)(h)	1,730,000	1,730,000
		5,949,999

U.S. Treasury Notes–4.62%

1.38% , 04/30/20	33,931,000	33,759,839
2.13% , 05/15/25	14,185,000	14,192,801
		47,952,640

U.S. Treasury Bonds–0.55%

2.50% , 02/15/45	6,218,000	5,727,760
Total U.S. Treasury Securities (Cost $59,266,621)		59,630,399

	Shares

Preferred Stocks–2.30%

Asset Management & Custody Banks–0.19%

State Street Corp., Series D, 5.90% Pfd.	75,000	1,970,250

Diversified Banks–0.29%

Citigroup Inc., Series K, 6.88% Pfd.	110,000	2,966,700

Investment Banking & Brokerage–1.41%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,032,920
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,494,200
Morgan Stanley, Series F 6.88% Pfd.	150,000	4,093,500
		14,620,620

Regional Banks–0.26%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,647,650

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Shares	Value

Reinsurance–0.15%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd. Deb.		56,000	$1,589,840
Total Preferred Stocks (Cost $21,795,000)			23,795,060

		Principal Amount
Municipal Obligations–0.51%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(i)		$485,000	310,410
Series 2007 B, Taxable RB, 9.00%, 05/15/18(i)		535,000	342,410
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		2,525,000	2,568,581
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,485,000	1,874,679
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 C, Taxable Redevelopment Education RB, 7.56% (i) (j)		220,000	90,198
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(i)		330,000	135,297
Total Municipal Obligations (Cost $5,582,014)			5,321,575

Non-U.S. Dollar Denominated Bonds & Notes–0.47%(k)

Aerospace & Defense–0.02%

TA MFG. Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 04/15/23(b)	EUR	150,000	166,586

Auto Parts & Equipment–0.02%

Autodis S.A. (France), Sr. Sec. Gtd. First Lien Notes, 6.50%, 02/01/19(b)	EUR	200,000	230,674

Automobile Manufacturers–0.02%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	180,000	203,130

Casinos & Gaming–0.03%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	180,000	290,268

		Principal Amount	Value

Construction & Engineering–0.03%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	100,000	$107,623
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	200,000	235,036
			342,659

Environmental & Facilities Services–0.02%

Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	175,000	175,865

Home Furnishings–0.02%

Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	200,000	237,782

Hotels, Resorts & Cruise Lines–0.04%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	139,000	163,426
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	281,607
			445,033

Internet Software & Services–0.03%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	245,000	289,157

Multi-Sector Holdings–0.14%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	200,000	328,398
Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(b)	EUR	205,000	223,677
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/18(b)	GBP	125,000	199,660
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	470,000	750,723
			1,502,458

Other Diversified Financial Services–0.07%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	352,281
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	332,067
			684,348

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Principal Amount	Value

Packaged Foods & Meats–0.02%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	150,000	$228,702

Personal Products–0.01%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Notes, 4.75%, 11/15/21(b)	EUR	100,000	118,209
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,066,238)			4,914,871

Asset-Backed Securities–0.14%

Collateralized Mortgage Obligations–0.14%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(e)		$257,266	258,116
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(e)		1,143,033	1,151,368
Total Asset-Backed Securities (Cost $1,281,809)			1,409,484

		Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.00%

Adelphia Communications Corp. (l)		8,850	7,744
Adelphia Recovery Trust - Series ACC-1 (l)		859,558	1,719
			9,463

Integrated Telecommunication Services–0.01%

Largo Ltd. -Class A (Luxembourg)(m)		13,363	11,594
Largo Ltd. -Class B (Luxembourg)(m)		120,270	104,353
			115,947

Paper Products–0.00%

Verso Corp. (m)		1,622	1,314
Total Common Stocks & Other Equity Interests (Cost $733,331)			126,724

Money Market Funds–0.73%

Liquid Assets Portfolio –Institutional Class (n)		3,784,423	3,784,423
Premier Portfolio –Institutional Class (n)		3,784,422	3,784,422
Total Money Market Funds (Cost $7,568,845)			7,568,845

Options Purchased–0.03% (Cost $492,500)(o)			343,085
TOTAL INVESTMENTS–99.43% (Cost $999,145,903)			1,031,683,526
OTHER ASSETS LESS LIABILITIES–0.57%			5,901,785
NET ASSETS–100.00%			$1,037,585,311

Investment Abbreviations:
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $254,017,988, which represented 24.48% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes	—	8.50%

(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(h)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1H and Note 3.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $878,315, which represented less than 1% of the Fund’s Net Assets.
(j)	Matured Security.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser.
(o)	The table below details options purchased:

Open Over-The-Counter Interest Rate Swaptions Purchased — Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
5 Year Interest Rate Swap	Put	Deutsche Bank Securities LLC	2.25%	Receive	3 Month USD LIBOR	11/2/15	$100,000,000	$343,085

Abbreviations:

LIBOR – London Interbank Offered Rate

USD – United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Corporate Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These

Invesco Corporate Bond Fund

H.	Swap Agreements – (continued)

agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront

Invesco Corporate Bond Fund

H.	Swap Agreements – (continued)

payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$31,365,219	$125,410	$—	$31,490,629
U.S. Treasury Securities	—	59,630,399	—	59,630,399
Corporate Debt Securities	—	926,776,083	—	926,776,083
Asset-Backed Securities	—	1,409,484	—	1,409,484
Municipal Obligations	—	5,321,575	—	5,321,575
Foreign Debt Securities	—	4,914,871	—	4,914,871
Foreign Sovereign Debt Securities	—	1,797,400	—	1,797,400
Swaptions Purchased	—	343,085	—	343,085
	31,365,219	1,000,318,307	—	1,031,683,526

Invesco Corporate Bond Fund

NOTE 2 — Additional Valuation Information – (continued)

Forward Foreign Currency Contracts*	—	(56,440)	—	(56,440)
Futures Contracts*	(206,317)	—	—	(206,317)
Swap Agreements*	—	(431,777)	—	(431,777)
Total Investments	$31,158,902	$999,830,090	$—	$1,030,988,992
*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements	$—	$(498,906)
Currency risk:
Forward foreign currency contracts	8,748	(65,188)
Interest rate risk:
Futures contracts (a)	475,967	(682,284)
Swaptions purchased (b)	343,085	—
Swap agreements (c)	67,129	—
Total	$894,929	$(1,246,378)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Swaptions purchased at value as reported in the Schedule of Investments.
(c)	Includes cumulative appreciation of centrally cleared swap agreements.

Effect of Derivative Investments for the three months ended May 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$268,001	$—	$—	$(68,247)
Interest rate risk	—	3,287,592	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	46,577
Currency risk	(227,140)	—	—	—
Interest rate risk	—	(698,560)	(149,415)	67,129
Total	$40,861	$2,589,032	$(149,415)	$45,459

Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments – (continued)

The table below summarizes the three month average notional value of forward foreign currency contracts, futures contracts, swap agreements and the one month average notional value for options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$4,448,780	$326,036,284	$100,000,000	$19,083,333

Open Forward Foreign Currency Contracts
		Contract to

Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
06/12/15	Citigroup Global Markets Inc.	EUR	1,347,837	USD	1,464,242	$ 1,480,627	$(16,385)
06/12/15	Citigroup Global Markets Inc.	EUR	100,000	USD	108,617	109,852	(1,235)
06/12/15	Citigroup Global Markets Inc.	EUR	50,000	USD	53,871	54,926	(1,055)
06/12/15	Citigroup Global Markets Inc.	EUR	97,954	USD	105,758	107,605	(1,847)
06/12/15	Citigroup Global Markets Inc.	EUR	219,600	USD	236,434	241,235	(4,801)
06/12/15	Citigroup Global Markets Inc.	EUR	205,000	USD	222,575	225,197	(2,622)
06/12/15	State Street Bank and Trust Co.	GBP	1,399,486	USD	2,107,794	2,138,866	(31,072)
06/12/15	Citigroup Global Markets Inc.	GBP	70,000	USD	103,654	106,983	(3,329)
06/12/15	Citigroup Global Markets Inc.	GBP	50,000	USD	74,155	76,416	(2,261)
06/12/15	Goldman Sachs	GBP	224,506	USD	351,865	343,117	8,748
06/12/15	Goldman Sachs	USD	122,545	EUR	111,025	121,964	(581)
Total open forward foreign currency contracts - Currency Risk							$(56,440)

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2 Year Treasury Notes	Long	373	September-2015	$81,634,547	$92,452
U.S. 5 Year Treasury Notes	Long	781	September-2015	93,506,446	259,196
U.S. 10 Year Treasury Notes	Short	481	September-2015	(61,417,688)	(215,234)
U.S. Ultra Bond	Short	385	September-2015	(61,708,281)	(467,050)
U.S. Long Bond	Long	83	September-2015	12,916,875	124,319
Total—Interest Rate Risk					$(206,317)

Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments – (continued)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.36%	$(10,750,000)	$356,597	$(498,906)

(a)	Implied credit spreads represent the current level as of May 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements – Interest Rate Risk
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Pay	3-Month USD LIBOR	1.865%	11/04/20	$25,000,000	$67,129

Abbreviations:

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

USD – U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $326,778,334 and $250,584,197, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $321,501,680 and $338,790,389, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,669,801
Aggregate unrealized (depreciation) of investment securities	(10,377,394)
Net unrealized appreciation of investment securities	$31,292,407
Cost of investments for tax purposes is $1,000,391,119.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	GRE-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.62%

Australia–5.47%

Dexus Property Group	1,850,388	$11,272,673
Federation Centres	6,131,104	14,204,434
Goodman Group	3,112,218	15,489,694
Scentre Group	5,557,594	16,716,341
Stockland	5,208,567	17,188,029
Westfield Corp.	2,266,737	16,654,748
		91,525,919

Brazil–0.43%

BR Malls Participacoes S.A.	301,300	1,432,780
Even Construtora e Incorporadora S.A.	970,900	1,154,999
EZ Tec Empreendimentos e Participacoes S.A.	219,760	1,145,741
Multiplan Empreendimentos Imobiliarios S.A.	220,700	3,424,213
		7,157,733

Canada–2.29%

Allied Properties REIT	514,992	15,025,259
Canadian REIT	264,600	9,173,226
Chartwell Retirement Residences	518,061	4,586,933
H&R REIT	526,000	9,564,021
		38,349,439

China–5.22%

Beijing Capital Land Ltd. -Class H	5,530,000	4,193,717
China Overseas Land & Investment Ltd.	6,200,000	22,469,563
China Resources Land Ltd.	5,309,777	17,188,842
CIFI Holdings (Group) Co. Ltd.	13,694,000	3,850,201
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)	661,800	5,428,508
Franshion Properties China Ltd.	10,646,000	4,146,580
Greentown China Holdings Ltd.	3,481,000	4,983,375
KWG Property Holding Ltd.	1,164,500	1,111,393
Longfor Properties Co. Ltd.	4,227,000	6,967,223
Poly Property Group Co., Ltd.	1,558,000	858,009
Shenzhen Investment Ltd.	9,346,000	5,062,577
Shimao Property Holdings Ltd.	1,312,000	2,815,683
Shui On Land Ltd.	2,591,000	818,710
Sino-Ocean Land Holdings Ltd.	6,899,500	4,929,740
Sunac China Holdings Ltd.	2,023,000	2,376,900
		87,201,021

Finland–0.25%

Sponda Oyj	1,061,387	4,158,320

France–3.05%

ICADE	62,033	4,836,609
Klepierre	93,755	4,181,505
Mercialys S.A.	261,484	6,223,361

	Shares	Value

France–(continued)

Unibail-Rodamco S.E.	139,147	$35,817,750
		51,059,225

Germany–2.16%

Deutsche Annington Immobilien SE	246,402	7,802,917
Deutsche Wohnen AG	667,878	16,269,704
Deutsche Wohnen AG -Rts. (b)	667,878	22,006
LEG Immobilien AG	163,152	11,950,171
		36,044,798

Hong Kong–7.17%

Henderson Land Development Co. Ltd.	887,950	7,163,288
Hongkong Land Holdings Ltd.	2,463,100	21,098,858
Kerry Properties Ltd.	1,955,000	8,156,759
Link REIT (The)	3,178,500	18,447,237
New World Development Co. Ltd.	9,087,000	12,118,188
Sun Hung Kai Properties Ltd.	2,069,000	35,063,274
Swire Properties Ltd.	2,395,200	8,155,345
Wharf Holdings Ltd. (The)	1,392,000	9,604,829
		119,807,778

Indonesia–0.61%

PT Bumi Serpong Damai	13,756,800	1,977,302
PT Ciputra Development Tbk	15,817,500	1,704,847
PT Lippo Karawaci Tbk	15,690,200	1,542,443
PT Pakuwon Jati Tbk	26,297,100	876,819
PT Summarecon Agung Tbk	27,465,000	4,090,231
		10,191,642

Japan–10.57%

Activia Properties, Inc.	942	8,043,942
Daiwa House REIT Investment Corp.	521	2,249,887
Japan Hotel REIT Investment Corp.	14,419	9,852,663
Japan Prime Realty Investment Corp.	1,645	5,395,082
Japan Real Estate Investment Corp.	822	3,775,102
Japan Retail Fund Investment Corp.	5,066	10,134,760
Kenedix Office Investment Corp.	1,040	5,423,664
Kenedix Retail REIT Corp. (b)	2,162	5,190,751
Mitsubishi Estate Co. Ltd.	1,635,000	36,374,762
Mitsui Fudosan Co., Ltd.	1,678,000	48,743,028
Mori Hills REIT Investment Corp.	4,488	5,957,325
Nippon Prologis REIT Inc.	1,975	3,803,829
Nomura Real Estate Office Fund, Inc.	837	3,808,395
Sumitomo Realty & Development Co. Ltd.	473,000	18,152,394
Tokyu Fudosan Holdings, Corp.	720,600	5,400,565
United Urban Investment Corp.	3,011	4,503,580
		176,809,729

Malaysia–0.40%

IGB REIT	4,116,500	1,526,500
KLCCP Stapled Group	935,100	1,797,534
Mah Sing Group Berhad	3,481,400	2,031,410
Mah Sing Group Berhad -Wts. (b)	241,020	16,430

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

SP Setia Berhad Group	1,493,300	$1,364,023
		6,735,897

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Mexico–0.75%

Fibra Uno Administracion S.A. de C.V.	4,309,500	10,974,449
Macquarie Mexico Real Estate Management S.A. de C.V.	1,092,900	1,584,592
		12,559,041

Netherlands–0.49%

Wereldhave N.V.	134,348	8,133,812

Philippines–0.81%

Ayala Land, Inc.	7,358,200	6,599,906
Megaworld Corp.	19,074,600	2,032,171
Robinsons Land Corp.	3,981,600	2,634,455
SM Prime Holdings Inc.	5,436,400	2,342,787
		13,609,319

Singapore–2.65%

Ascendas REIT	4,966,500	8,830,274
CapitaCommercial Trust	2,434,100	2,905,380
CapitaLand Ltd.	6,179,100	15,970,557
CapitaLandMall Trust	2,702,600	4,341,180
Global Logistic Properties Ltd.	5,226,600	10,635,890
Mapletree Greater China Commercial Trust	2,108,000	1,671,890
		44,355,171

South Africa–1.28%

Capital Property Fund	3,753,542	4,295,802
Growthpoint Properties Ltd.	4,124,238	8,757,562
Hyprop Investments Ltd.	550,525	5,185,054
Resilient Property Income Fund Ltd.	414,264	3,150,281
		21,388,699

Sweden–1.09%

Castellum AB	569,760	8,172,458
Fabege AB	396,689	5,536,451
Wihlborgs Fastigheter AB	265,439	4,459,577
		18,168,486

Switzerland–0.78%

Swiss Prime Site AG	162,731	13,028,522

Thailand–0.38%

Amata Corp. PCL	1,702,400	844,082
Central Pattana PCL	2,380,500	3,047,455
Land and Houses PCL -NVDR	4,549,500	1,261,426
Pruksa Real Estate PCL	1,601,600	1,170,137
		6,323,100

Turkey–0.27%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,056,502	4,555,642

	Shares	Value

United Arab Emirates–1.07%

Emaar Malls Group PJSC (b)	4,111,537	$3,908,369
Emaar Properties PJSC	6,636,686	14,017,042
		17,925,411

United Kingdom–6.28%

Big Yellow Group PLC	480,409	4,801,192
Derwent London PLC	233,534	12,711,229
Great Portland Estates PLC	1,580,818	20,051,393
Hammerson PLC	1,171,218	11,987,841
Land Securities Group PLC	2,170,662	43,628,675
Quintain Estates & Development PLC (b)	2,028,082	3,363,417
UNITE Group PLC (The)	889,746	8,465,855
		105,009,602

United States–45.15%

American Campus Communities, Inc.	228,800	8,925,488
AvalonBay Communities, Inc.	362,672	60,384,888
Boston Properties, Inc.	296,544	38,559,616
Brixmor Property Group, Inc.	866,720	21,477,322
Cousins Properties, Inc.	1,414,957	13,654,335
DDR Corp.	1,513,252	25,604,224
EastGroup Properties, Inc.	123,700	6,881,431
Empire State Realty Trust Inc. -Class A	840,000	15,187,200
Equinix, Inc.	57,000	15,279,990
Essex Property Trust, Inc.	122,071	27,175,446
Extra Space Storage Inc.	258,400	18,095,752
Federal Realty Investment Trust	256,955	34,552,739
General Growth Properties, Inc.	211,777	5,999,642
Health Care REIT, Inc.	302,224	21,234,258
Healthcare Realty Trust, Inc.	387,569	9,231,894
Healthcare Trust of America, Inc. -Class A	834,879	20,696,650
Hilton Worldwide Holdings Inc. (b)	316,440	9,164,102
Host Hotels & Resorts Inc.	1,088,883	21,690,549
Hudson Pacific Properties Inc.	431,632	13,160,460
Kilroy Realty Corp.	136,900	9,455,683
LaSalle Hotel Properties	551,943	20,123,842
Mid-America Apartment Communities, Inc.	357,800	27,332,342
National Health Investors, Inc.	152,200	10,066,508
National Retail Properties Inc.	378,708	14,205,337
Paramount Group, Inc.	601,590	11,033,161
Piedmont Office Realty Trust Inc. -Class A	720,010	12,376,972
Prologis, Inc.	1,098,484	43,488,982
Public Storage	159,577	30,884,533
Realty Income Corp.	369,322	16,830,003
Retail Opportunity Investments Corp.	784,500	12,810,885
RLJ Lodging Trust	375,760	11,359,225
Simon Property Group, Inc.	445,462	80,806,807
SL Green Realty Corp.	95,325	11,311,264
Taubman Centers, Inc.	186,100	13,776,983
UDR, Inc.	204,644	6,663,209
Ventas, Inc.	534,610	35,562,257
		755,043,979
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,382,147,628)		1,649,142,285

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Money Market Funds–0.85%

Liquid Assets Portfolio –Institutional Class (c)	7,118,108	$7,118,108
Premier Portfolio –Institutional Class (c)	7,118,109	7,118,109
Total Money Market Funds (Cost $14,236,217)		14,236,217
TOTAL INVESTMENTS–99.47% (Cost $1,396,383,845)		1,663,378,502
OTHER ASSETS LESS LIABILITIES–0.53%		8,846,932
NET ASSETS–100.00%		$1,672,225,434

Investment Abbreviations:

NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
Rts.	— Rights
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $5,428,508, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2015, there were transfers from Level 1 to Level 2 of $355,861,898 and from Level 2 to Level 1 of $10,092,093 due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$91,525,919	$—	$91,525,919
Brazil	7,157,733	—	—	7,157,733
Canada	38,349,439	—	—	38,349,439
China	87,201,021	—	—	87,201,021
Finland	—	4,158,320	—	4,158,320
France	11,059,970	39,999,255	—	51,059,225
Germany	28,241,881	7,802,917	—	36,044,798
Hong Kong	98,708,920	21,098,858	—	119,807,778
Indonesia	1,542,443	8,649,199	—	10,191,642
Japan	7,440,638	169,369,091	—	176,809,729
Malaysia	6,735,897	—	—	6,735,897
Malta	—	—	0	0
Mexico	12,559,041	—	—	12,559,041
Netherlands	—	8,133,812	—	8,133,812
Philippines	4,666,626	8,942,693	—	13,609,319
Singapore	—	44,355,171	—	44,355,171
South Africa	21,388,699	—	—	21,388,699
Sweden	18,168,486	—	—	18,168,486
Switzerland	13,028,522	—	—	13,028,522
Thailand	2,105,508	4,217,592	—	6,323,100
Turkey	4,555,642	—	—	4,555,642
United Arab Emirates	—	17,925,411	—	17,925,411
United Kingdom	24,540,501	80,469,101	—	105,009,602
United States	769,280,196	—	—	769,280,196
Total Investments	$1,156,731,163	$506,647,339	$0	$1,663,378,502

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $235,255,296 and $181,686,895, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$236,138,494
Aggregate unrealized (depreciation) of investment securities	(33,728,294)
Net unrealized appreciation of investment securities	$202,410,200
Cost of investments for tax purposes is $1,460,968,302.

Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	HYI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–90.91%(a)

Aerospace & Defense–2.90%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$8,577,000	$9,230,996
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	6,220,000	6,562,100
7.50%, 03/15/25(b)	5,135,000	4,923,181
7.75%, 03/15/20(b)	4,119,000	4,258,016
Unsec. Notes, 5.50%, 09/15/18(b)	1,728,000	1,721,520
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	4,039,000	4,059,195
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	4,501,000	4,681,040
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	4,438,000	4,460,190
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25 (b)	8,250,000	8,487,188
		48,383,426

Agricultural & Farm Machinery–0.29%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	5,122,000	4,757,058

Agricultural Products–0.06%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	1,058,000	1,069,903

Airlines–0.56%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	1,806,000	2,002,673
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	6,050,000	6,535,815
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	797,377	801,364
		9,339,852

Alternative Carriers–1.98%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	3,957,000	4,149,904
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	4,768,000	4,982,560

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	$11,919,000	$12,216,975
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	11,398,000	11,682,950
		33,032,389

Apparel Retail–1.44%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	11,128,000	11,990,420
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	9,111,000	9,714,603
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	2,137,000	2,294,604
		23,999,627

Apparel, Accessories & Luxury Goods–0.15%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	2,453,000	2,554,186

Application Software–0.25%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	4,075,000	4,136,125

Asset Management & Custody Banks–0.83%

Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 8.50%, 11/01/17(c)	7,933,000	8,051,995
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	5,629,000	5,826,015
		13,878,010

Auto Parts & Equipment–2.06%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	6,730,000	7,192,688
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	2,017,000	2,110,286
5.50%, 12/15/24	2,155,000	2,208,875
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(b)	2,870,000	2,977,625
Nexteer Automotive Group Ltd., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/21(b)	3,230,000	3,375,350
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	11,069,000	11,096,672

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Auto Parts & Equipment–(continued)

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	$5,046,000	$5,298,300
		34,259,796

Automobile Manufacturers–0.17%

Fiat Chrysler Automobiles N.V. (United Kingdom), Sr. Unsec. Notes, 5.25%, 04/15/23(b)	2,834,000	2,869,425

Automotive Retail–0.08%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	1,252,000	1,284,865

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	1,500,000	0

Broadcasting–1.46%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	2,555,000	2,717,881
iHeart Communications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	2,938,000	2,776,410
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	5,036,000	5,054,885
Sr. Unsec. Global Notes, 10.00%, 01/15/18	2,534,000	2,204,580
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,098,160
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	8,274,000	8,439,480
		24,291,396

Building Products–2.81%

Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	10,849,000	11,432,134
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	7,524,000	8,172,945
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,056,000	8,358,100
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	2,201,000	2,148,726
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(b)	726,000	754,132
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	1,418,000	1,513,715
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	4,791,000	4,816,392
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	3,475,000	3,541,331

	Principal Amount	Value

Building Products–(continued)

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	$4,413,000	$4,804,654
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	1,172,000	1,261,365
		46,803,494

Business Equipment & Services–0.22%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	3,441,000	3,716,280

Cable & Satellite–5.15%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	7,310,000	7,501,888
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	13,677,000	13,847,962
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	103,030
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	3,547,000	3,648,976
5.88%, 11/15/24	13,730,000	13,798,650
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,577,000	2,905,568
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	8,685,000	8,033,625
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	6,642,000	6,027,615
8.13%, 06/01/23	4,711,000	4,204,568
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	15,280,000	15,461,526
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	4,925,000	4,888,555
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	5,170,000	5,405,881
		85,827,844

Casinos & Gaming–0.85%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	4,058,000	4,433,365
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/2(b)	1,891,000	1,952,458
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	2,942,000	3,177,360
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	1,800,000	1,872,000
7.75%, 03/15/22	2,382,000	2,703,570
		14,138,753

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Coal & Consumable Fuels–0.66%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	$11,640,000	$10,970,700

Commercial Printing–0.43%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	6,847,000	7,146,556

Communications Equipment–0.48%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	7,728,000	8,008,140

Computer & Electronics Retail–0.44%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	8,243,000	7,295,055

Construction & Engineering–0.64%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	7,277,000	7,545,256
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	2,935,000	3,118,437
		10,663,693

Construction Machinery & Heavy Trucks–3.09%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	9,588,000	10,235,190
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	11,859,000	12,422,302
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	3,414,000	3,499,350
6.75%, 06/15/21	2,864,000	2,989,300
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	6,932,000	6,966,660
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19(b)	4,450,000	4,038,375
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	9,021,000	9,472,050
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	1,816,000	1,888,640
		51,511,867

Construction Materials–1.63%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	9,687,000	9,777,815
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	6,320,000	6,549,100
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,533,492
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	1,453,000	1,502,039
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	4,807,000	4,885,114
7.50%, 02/15/19(b)	2,895,000	2,942,044
		27,189,604

	Principal Amount	Value

Consumer Finance–1.35%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	$6,811,000	$6,708,835
5.13%, 09/30/24	1,584,000	1,623,600
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	235,000	276,712
8.00%, 03/15/20	8,524,000	10,132,905
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	3,578,000	3,721,120
		22,463,172

Data Processing & Outsourced Services–1.13%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	16,380,000	18,755,100

Diversified Chemicals–0.17%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	2,794,000	2,794,000

Diversified Metals & Mining–0.90%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	3,515,000	3,558,937
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	6,909,000	5,380,384
8.25%, 11/01/19(b)	6,664,000	6,114,220
		15,053,541

Electrical Components & Equipment–0.87%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	7,958,000	8,107,212
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	2,715,000	2,782,875
5.00%, 10/01/25(b)	3,610,000	3,652,887
		14,542,974

Environmental & Facilities Services–0.19%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	3,001,000	3,181,060

Food Retail–1.19%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	15,986,000	16,665,405
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	3,135,000	3,154,594
		19,819,999

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global First Lien PIK Notes, 8.00%, 01/30/20(c)(e)	74,052	68,128
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(e)	515,000	2,575
		70,703

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Gas Utilities–0.79%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$7,058,000	$7,216,805
6.75%, 01/15/22	1,461,000	1,501,178
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	4,346,000	4,508,975
		13,226,958

General Merchandise Stores–0.96%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	15,086,000	15,953,445

Health Care Equipment–0.23%

Sterigenics-Nordion Holdings, LLC, Sr. Unsec. Notes, 6.50%, 05/15/23(b)	2,144,000	2,160,080
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	1,837,000	1,717,595
		3,877,675

Health Care Facilities–4.40%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	2,480,000	2,548,200
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	7,292,552	7,830,378
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	6,993,000	7,657,335
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	7,064,000	7,909,472
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	2,720,000	2,900,200
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	5,063,000	5,949,025
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	16,226,000	16,793,910
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	7,176,000	7,346,430
Tenet Healthcare Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/20	2,553,000	2,750,858
Sr. Unsec. Global Notes, 6.75%, 02/01/20	6,965,000	7,313,250
8.13%, 04/01/22	3,905,000	4,305,262
		73,304,320

Health Care Services–1.03%

Exam Works Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	2,548,000	2,630,810

	Principal Amount	Value

Health Care Services–(continued)

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	$10,702,000	$11,397,630
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	2,848,000	3,157,720
		17,186,160

Home Improvement Retail–0.78%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	13,127,000	12,930,095

Homebuilding–3.75%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	13,428,000	12,655,890
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	2,205,000	2,138,850
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	10,784,000	10,905,320
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	2,798,000	2,955,388
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	5,770,000	5,459,862
8.00%, 11/01/19(b)	8,435,000	8,034,337
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	1,478,000	1,546,358
7.50%, 09/15/22	1,480,000	1,563,250
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	2,583,000	2,799,326
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(b)	2,967,000	3,011,505
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	7,543,000	7,684,431
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	3,722,000	3,782,483
		62,537,000

Hotels, Resorts & Cruise Lines–0.18%

Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	3,015,000	3,071,531

Household Products–1.21%

Reynolds Group Issuer Inc./LLC, (New Zealand) Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	12,166,000	12,759,093
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	6,996,000	7,398,270
		20,157,363

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.72%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	$6,190,000	$6,986,962
Sr. Unsec. Notes, 5.50%, 04/15/25	3,535,000	3,526,163
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	696,000	749,070
Sr. Unsec. Global Notes, 5.38%, 01/15/23	7,718,000	7,795,180
5.50%, 02/01/24	3,389,000	3,410,181
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	3,608,000	3,797,420
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	2,235,801	2,337,113
		28,602,089

Industrial Machinery–0.89%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	5,673,000	5,892,829
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	8,465,000	8,877,668
		14,770,497

Integrated Oil & Gas–0.69%

California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	12,090,000	11,515,725

Integrated Telecommunication Services–0.69%

Communications Sales & Leasing, Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/23(b)	711,000	716,333
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	10,353,000	10,777,473
		11,493,806

Internet Retail–0.26%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	4,048,000	4,270,640

Internet Software & Services–0.81%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	8,089,000	8,533,895
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	4,844,000	5,049,870
		13,583,765

Marine–0.77%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	12,561,000	12,812,220

	Principal Amount	Value

Metal & Glass Containers–0.73%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	$6,857,000	$7,071,281
Coveris Holdings S.A., (Luxembourg) Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	3,048,000	3,135,630
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	1,977,000	2,021,483
		12,228,394

Movies & Entertainment–0.41%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	2,254,000	2,361,065
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,414,493
		6,775,558

Oil & Gas Drilling–0.35%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	7,140,000	5,836,950

Oil & Gas Equipment & Services–0.83%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	4,352,000	4,346,560
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	6,550,000	6,419,000
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	4,721,000	3,056,848
		13,822,408

Oil & Gas Exploration & Production–7.12%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	4,246,000	4,299,075
6.00%, 12/01/20	4,463,000	4,596,890
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	6,084,000	5,658,120
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	9,228,000	9,504,840
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	2,909,000	3,098,085
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	2,960,000	2,412,400
9.88%, 10/01/20	6,903,000	5,988,352
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	1,000,000	1,060,000
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	4,065,000	4,268,250
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	3,669,000	3,783,656

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	$1,007,000	$1,027,140
5.50%, 04/01/23	5,975,000	6,094,500
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	7,563,000	7,298,295
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	8,925,000	9,103,500
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	4,659,000	4,973,483
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	6,468,000	6,694,380
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec. Gtd. Notes, 5.63%, 01/19/25(b)	5,000,000	4,051,500
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	5,373,000	5,628,217
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	650,000	654,063
Sr. Unsec. Notes, 5.38%, 10/01/22	4,679,000	4,725,790
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	9,480,000	9,954,000
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(b)	1,794,000	1,787,273
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	5,163,000	2,968,725
8.13%, 10/15/22	1,930,000	1,109,750
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	1,892,000	1,977,140
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	5,576,000	5,882,680
		118,600,104

Oil & Gas Storage & Transportation–2.97%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	5,327,000	5,606,668
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	2,969,000	2,998,690
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	5,825,000	5,803,156
5.50%, 02/15/23	8,665,000	9,054,925
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	4,361,000	4,600,855
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/23	7,545,000	7,714,762

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	$2,460,000	$2,785,950
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	4,402,000	4,016,825
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	4,040,000	4,242,000
6.13%, 10/15/21	2,000,000	2,120,000
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	576,000	614,880
		49,558,711

Other Diversified Financial Services–0.08%

Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/25(b)	1,300,000	1,326,000

Packaged Foods & Meats–2.93%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	13,692,000	14,239,680
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	4,150,000	4,347,333
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	6,945,000	7,465,875
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	10,520,000	11,282,700
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	2,239,000	2,280,981
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	1,257,000	1,252,286
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	1,148,000	1,205,400
6.63%, 08/15/22	3,539,000	3,839,815
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,718,000	2,942,235
		48,856,305

Paper Packaging–0.18%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	269,000	279,760
4.88%, 11/15/22	2,545,000	2,637,256
		2,917,016

Paper Products–0.71%

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	2,999,000	3,178,940
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	8,383,000	8,655,448
		11,834,388

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Personal Products–0.22%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$3,560,000	$3,720,200

Pharmaceuticals–3.26%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	11,932,000	12,066,235
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	8,070,000	8,211,225
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	1,353,000	1,383,443
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	3,692,000	3,775,070
5.63%, 12/01/21(b)	6,916,000	7,201,285
5.88%, 05/15/23(b)	2,027,000	2,110,614
6.38%, 10/15/20(b)	3,168,000	3,385,800
7.50%, 07/15/21(b)	6,163,000	6,771,596
Sr. Unsec. Notes, 6.13%, 04/15/25(b)	9,081,000	9,500,996
		54,406,264

Real Estate Services–0.18%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	2,914,000	2,972,280

Regional Banks–0.62%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/23	3,180,000	3,267,450
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	6,199,000	7,051,363
		10,318,813

Renewable Electricity–0.26%

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	4,137,000	4,302,480

Restaurants–0.41%

Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(b)	6,492,000	6,897,750

Semiconductor Equipment–0.71%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	6,701,000	6,902,030
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	4,763,000	4,989,243
		11,891,273

Semiconductors–0.87%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(b)	3,833,000	4,139,640
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	6,649,000	7,014,695
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	3,325,000	3,333,312
		14,487,647

	Principal Amount	Value

Specialized Consumer Services–0.52%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	$8,454,000	$8,686,485

Specialized Finance–1.99%

Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	5,949,000	6,261,322
5.50%, 02/15/22	5,535,000	5,901,694
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	3,015,000	3,112,988
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	4,376,000	4,540,100
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	6,285,000	6,992,062
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	6,092,000	6,396,600
		33,204,766

Specialized REIT’s–0.67%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	5,390,000	5,720,138
Sr. Unsec. Notes, 4.88%, 04/15/22	5,264,000	5,500,880
		11,221,018

Specialty Chemicals–0.50%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	8,177,000	8,320,098

Specialty Stores–0.59%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	9,296,000	9,865,380

Steel–1.80%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	2,486,000	2,075,810
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	2,024,000	2,148,071
7.00%, 02/25/22	4,005,000	4,385,475
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	1,688,000	1,725,980
5.50%, 10/01/24	7,846,000	8,159,840
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	1,889,000	1,952,754
7.38%, 02/01/20(b)	9,198,000	9,508,432
		29,956,362

Trading Companies & Distributors–1.13%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)	5,610,000	5,981,662
HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	1,801,000	1,954,085

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Trading Companies & Distributors–(continued)

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25		$4,150,000	$4,170,750
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23		6,360,000	6,670,050
			18,776,547

Wireless Telecommunication Services–7.28%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)		13,028,000	13,207,135
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)		4,900,000	4,881,625
Sr. Unsec. Notes, 6.00%, 04/15/21(b)		3,985,000	3,935,187
7.00%, 02/15/20(b)		3,065,000	3,187,600
8.25%, 09/30/20(b)		3,525,000	3,663,814
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)		12,560,000	12,654,200
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		12,550,000	11,357,750
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22		6,973,000	6,702,796
11.50%, 11/15/21		2,103,000	2,570,918
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21		8,243,000	8,335,734
7.63%, 02/15/25		6,060,000	5,984,250
7.88%, 09/15/23		6,824,000	6,986,070
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/23		2,065,000	2,212,131
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/25		5,907,000	6,209,734
6.63%, 04/01/23		8,318,000	8,817,080
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(b)		13,542,000	14,242,528
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/20(b)		3,800,000	3,830,172
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/20(b)		2,400,000	2,559,000
			121,337,724
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,531,238,616)			1,515,222,803

Non-U.S. Dollar Denominated Bonds & Notes–4.84%(f)

Aerospace & Defense–0.17%

TA MFG. Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 04/15/23(b)	EUR	2,500,000	2,776,439

		Principal Amount	Value

Auto Parts & Equipment–0.40%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/21(b)	EUR	2,100,000	$2,415,986
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 12/01/21(b)	EUR	550,000	632,758
Autodis S.A. (France), Sr. Sec. Gtd. First Lien Notes, 6.50%, 02/01/19(b)	EUR	3,170,000	3,656,179
			6,704,923

Automobile Manufacturers–0.20%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(b)	EUR	2,780,000	3,137,239
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.00%, 04/15/19	EUR	250,000	282,153
			3,419,392

Cable & Satellite–0.28%

Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,806,326
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(b)	GBP	1,200,000	1,813,749
			4,620,075

Casinos & Gaming–0.50%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	2,150,000	3,530,281
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(b)	GBP	2,074,500	3,345,335
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	974,000	1,503,646
			8,379,262

Construction & Engineering–0.33%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	1,700,000	1,829,581
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	3,100,000	3,643,061
			5,472,642

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Diversified Support Services–0.14%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(b)	GBP	1,500,000	$2,334,363

Environmental & Facilities Services–0.18%

Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(b)	EUR	3,000,000	3,014,834

Home Furnishings–0.24%

Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	3,400,000	4,042,293

Hotels, Resorts & Cruise Lines–0.36%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	2,252,000	2,647,744
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	3,362,719
			6,010,463

Industrial Machinery–0.06%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(b)	EUR	800,000	936,938

Internet Software & Services–0.11%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	1,530,000	1,805,757

Multi-Sector Holdings–0.68%

Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(b)	EUR	3,515,000	3,835,238
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	2,180,291
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	3,365,000	5,374,855
			11,390,384

Other Diversified Financial Services–0.70%

Boats Investments Netherlands B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)(c)	EUR	1,690,735	626,715
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	1,685,000	2,826,636
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(b)	EUR	3,100,000	3,557,943

	Principal Amount		Value

Other Diversified Financial Services–(continued)

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	2,825,000	$4,690,441
			11,701,735

Packaged Foods & Meats–0.23%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	2,500,000	3,811,697

Paper Packaging–0.18%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%, 03/09/49(g)	EUR	4,100,000	2,927,015

Personal Products–0.08%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Notes, 4.75%, 11/15/21(b)	EUR	1,150,000	1,359,403
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $83,328,505)			80,707,615

Variable Rate Senior Loan Interests–1.49%(l)

Application Software–0.25%

SS&C Technologies Holdings, Inc., Term Loan, 0.00%, 02/02/16(m)		$4,130,000	4,130,000

Diversified Support Services–0.56%

Laureate Education, Inc., Term Loan, 5.00%, 06/16/18		9,720,491	9,325,596

Health Care Facilities–0.34%

Tenet Healthcare Corp., Term Loan 0.00%, 04/01/16(m)		4,281,375	4,281,375
0.00%, 04/01/16(m)		1,427,125	1,427,125
			5,708,500

Industrial Machinery–0.34%

Optimas OE Solutions Holding LLC, Term Loan, 0.00%, 04/02/16(m)		5,708,500	5,708,500
Total Variable Rate Senior Loan Interests (Cost $25,006,753)			24,872,596

		Shares

Common Stocks & Other Equity Interests–0.82%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (h)		1,000	0

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Automobile Manufacturers–0.54%

General Motors Co. (i)	137,102	$4,931,559
General Motors Co. -Wts. expiring 07/10/16(h)(i)	84,480	2,191,411
General Motors Co. -Wts. expiring 07/10/19(h)(i)	84,480	1,509,658
Motors Liquidation Co. GUC Trust	21,555	439,722
		9,072,350

Broadcasting–0.01%

Adelphia Communications Corp. (h)(j)	50,250	43,969
Adelphia Recovery Trust -Series ACC-1 (h)(j)	4,846,549	9,693
Adelphia Recovery Trust -Series Arahova (h)(j)	2,211,702	24,550
		78,212

Casinos & Gaming–0.09%

MGM Resorts International (h)	76,708	1,537,995

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(h)	79,899	28,763

Integrated Telecommunication Services–0.18%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(h)(k)	22,376	255,086
Largo Ltd. -Class A (Luxembourg)(h)	312,510	271,152
Largo Ltd. -Class B (Luxembourg)(h)	2,812,600	2,440,372
Ventelo, Inc. (United Kingdom)(b)(h)	73,021	0
		2,966,610

Leisure Products–0.00%

HF Holdings, Inc. (b)(h)	36,820	0

Paper Products–0.00%

Verso Corp. (h)	26,770	21,684
Total Common Stocks & Other Equity Interests (Cost $40,743,635)		13,705,614

	Principal Amount

U.S. Treasury Bills–0.36%(n)(o)

0.00%, 08/20/15	$990,000	990,000
0.05%, 08/20/15	60,000	60,000
0.06%, 08/20/15	165,000	165,000
0.07%, 08/20/15	2,730,000	2,730,000
0.08%, 08/20/15	1,565,000	1,565,000
0.09%, 08/20/15	455,000	455,000
0.11%, 08/20/15	5,000	4,999
Total U.S. Treasury Bills (Cost $5,969,095)		5,969,999

	Shares	Value

Money Market Funds–1.49%

Liquid Assets Portfolio – Institutional Class (p)	12,447,036	$12,447,036
Premier Portfolio –Institutional Class (p)	12,447,037	12,447,037
Total Money Market Funds (Cost $24,894,073)		24,894,073
Options Purchased–0.03% (Cost $511,000) (q)		453,763
TOTAL INVESTMENTS–99.94% (Cost $1,711,691,677)		1,665,826,463
OTHER ASSETS LESS LIABILITIES–0.06%		989,996
NET ASSETS–100.00%		$1,666,816,459

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
Jr.	—Junior
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $780,897,001, which represented 46.85% of the Fund’s Net Assets.

(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	–%	8.50%
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	–	11.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $2,575, which represented less than 1% of the Fund’s Net Assets.

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Perpetual bond with no specified maturity date.

(h)	Non-income producing security.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	All or a portion of this holding is subject to unfunded local commitments. Interest rate will be determined at the time of funding. See Note 4.

(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1G, Note 1I and Note 3.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser.

(q)	The table below details options purchased:

Open Over-The-Counter Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Put	Citigroup Global Markets Inc.	2.45%	Pay	3 Month USD LIBOR	09/28/15	$40,000,000	$453,763

  Abbreviations:

  LIBOR — London Interbank Offered Rate

  USD — U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco High Yield Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Invesco High Yield Fund

H.	Put Options Purchased – (continued)

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Invesco High Yield Fund

I.	Swap Agreements –(continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.

Invesco High Yield Fund

GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$35,809,951	$2,789,736	$—	$38,599,687
U.S. Treasury Securities	—	5,969,999	—	5,969,999
Corporate Debt Securities	—	1,515,222,803	—	1,515,222,803
Foreign Debt Securities	—	80,707,615	—	80,707,615
Variable Rate Senior Loan Interests	—	24,872,596	—	24,872,596
Swaptions Purchased	—	453,763	—	453,763
	35,809,951	1,630,016,512	—	1,665,826,463
Forward Foreign Currency Contracts*	—	(1,345,120)	—	(1,345,120)
Futures Contracts*	(176,802)	—	—	(176,802)
Swap Agreements*	—	124,828	—	124,828
Total Investments	$35,633,149	$1,628,796,220	$—	$1,664,429,369

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$124,828	$ -
Currency risk:
Forward foreign currency contracts	106,905	(1,452,025)

Interest rate risk:
Futures contracts (a)	-	(176,802)
Swaptions purchased (b)	453,763	-
Total	$685,496	$(1,628,827)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

(b)	Swaptions purchased at value reported in the Schedule of Investments.

Invesco High Yield Fund

Effect of Derivative Investments for the three months ended May 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

		Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swaptions	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$453,132
Currency risk	—	5,801,659	—	—
Interest rate risk	(511,516)	—	—	—
Change in Unrealized Appreciation (Depreciation): Credit risk	—	—	—	(74,405)
Currency risk	—	(5,281,687)	—	—
Interest rate risk	(239,063)	—	(57,237)	—
Total	$(750,579)	$519,972	$(57,237)	$378,727

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, swaptions and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swaptions	Swap Agreements
Average notional value	$75,978,076	$84,548,888	$40,000,000	$21,794,813

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
06/12/15	Barclays Bank PLC	USD	1,803,330	EUR	1,600,00	$1,757,634	$(45,696)
06/12/15	Citigroup Global Markets Inc.	EUR	44,161,416	USD	47,825,893	48,512,252	(686,359)
06/12/15	Citigroup Global Markets Inc.	GBP	21,207,653	USD	31,893,810	32,412,137	(518,327)
06/12/15	Deutsche Bank Securities Inc.	EUR	258,000	USD	275,306	283,418	(8,112)
06/12/15	Goldman Sachs International	EUR	3,517,029	USD	3,803,650	3,863,531	(59,881)
06/12/15	Goldman Sachs International	GBP	2,411,214	USD	3,779,072	3,685,113	93,959
06/12/15	Goldman Sachs International	USD	6,697,409	EUR	5,975,086	6,563,759	(133,650)
06/12/15	Goldman Sachs International	USD	780,712	GBP	512,729	783,615	2,903
06/12/15	State Street Bank & Trust Co.	USD	650,902	EUR	599,506	658,570	7,668
06/12/15	State Street Bank & Trust Co.	USD	260,128	GBP	171,759	262,503	2,375
Total Forward Foreign Currency Contracts - Currency Risk							$(1,345,120)

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

Invesco High Yield Fund

		Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Short	357	September-2015	$(42,742,383)	$(106,763)
U.S. 10 Year Treasury Notes	Short	237	September-2015	(30,261,938)	(70,039)
Total Futures Contracts – Interest Rate Risk					$(176,802)

Open Centrally Cleared Credit Default Swap Agreements

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	CDX North America High Yield – Series 23 – 5 Year Maturity	Sell	5.00%	12/20/19	2.97%	$17,371,480	$1,381,033	$59,144
Credit Suisse Securities (USA) LLC/CME	CDX North America High Yield – Series 24 – 5 Year Maturity	Sell	5.00%	06/20/20	3.39%	13,270,000	872,900	65,684
Total Open Centrally Cleared Credit Default Swap Agreements – Credit Risk								$ 124,828

  Abbreviations:

  CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of May 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Unfunded Loan Commitments

As of May 31, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Optimas OE Solutions Holding LLC	Term Loan	$5,708,500	$5,708,500
SS&C Technologies Holdings, Inc.	Term Loan	4,130,000	4,130,000
Tenet Healthcare Corp.	Term Loan	4,281,375	4,281,375
Tenet Healthcare Corp.	Term Loan	1,427,125	1,427,125
		$15,547,000	$15,547,000

Invesco High Yield Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $455,870,220 and $426,626,631 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,060,386
Aggregate unrealized (depreciation) of investment securities	(84,345,611)
Net unrealized appreciation(depreciation) of investment securities	$(52,285,225)
Cost of investments for tax purposes is $1,718,111,688.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$5,708,500	$5,708,500
Citibank, N.A.	9,720,491	9,325,596
Morgan Stanley Funding, Inc.	9,838,500	9,838,500
Total	$25,267,491	$24,872,596

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	LTD-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–100.85%

U.S. Treasury Notes–100.84%

U.S. Treasury Notes	0.50%	06/15/16	$2,075	$2,078,674
U.S. Treasury Notes	0.50%	06/30/16	6,020	6,030,671
U.S. Treasury Notes	0.50%	07/31/16	2,875	2,880,109
U.S. Treasury Notes	0.50%	08/31/16	9,150	9,162,007
U.S. Treasury Notes	1.00%	08/31/16	7,900	7,958,509
U.S. Treasury Notes	0.88%	09/15/16	900	905,402
U.S. Treasury Notes	0.50%	09/30/16	3,285	3,288,811
U.S. Treasury Notes	0.38%	10/31/16	1,575	1,573,634
U.S. Treasury Notes	1.00%	10/31/16	3,900	3,930,745
U.S. Treasury Notes	0.50%	11/30/16	1,575	1,575,856
U.S. Treasury Notes	0.88%	11/30/16	4,550	4,578,067
U.S. Treasury Notes	0.63%	12/31/16	1,275	1,277,889
U.S. Treasury Notes	0.50%	01/31/17	8,440	8,439,380
U.S. Treasury Notes	0.50%	02/28/17	1,165	1,164,373
U.S. Treasury Notes	0.50%	03/31/17	7,475	7,467,504
U.S. Treasury Notes	0.50%	04/30/17	8,305	8,292,812
U.S. Treasury Notes	0.63%	05/31/17	1,100	1,100,425
				71,704,868

U.S. Treasury Bills–0.01%

U.S. Treasury Bills (a)	0.08%	08/20/15	5	5,000
TOTAL INVESTMENTS–100.85% (Cost $71,591,148)				71,709,868
OTHER ASSETS LESS LIABILITIES–(0.85)%				(605,643)
NET ASSETS–100.00%				$71,104,225

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

Invesco Limited Maturity Treasury Fund

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2015 was $18,454,503 and $17,586,016, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,944
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$110,944
Cost of investments for tax purposes is $71,598,924.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	MKT-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–42.41%(a)

Asset-Backed Securities - Consumer Receivables–4.54%

Barton Capital LLC (b)(c)	0.24%	11/02/15	$2,900	$2,900,000
Old Line Funding, LLC (b)	0.24%	07/06/15	10,200	10,197,620
Old Line Funding, LLC (b)	0.24%	08/06/15	4,000	3,998,240
Old Line Funding, LLC (b)	0.24%	08/14/15	7,800	7,796,152
Old Line Funding, LLC (b)	0.24%	09/25/15	3,700	3,697,138
Thunder Bay Funding, LLC (b)	0.24%	07/17/15	15,000	14,995,400
Thunder Bay Funding, LLC (b)	0.24%	08/07/15	3,200	3,198,571
Thunder Bay Funding, LLC (b)	0.28%	10/13/15	3,700	3,696,144
				50,479,265

Asset-Backed Securities - Fully Supported–1.72%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/14/15	3,200	3,199,236
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/16/15	10,000	9,997,500
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.24%	10/19/15	6,000	5,994,400
				19,191,136

Asset-Backed Securities - Fully Supported Bank–7.52%

Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.13%	06/02/15	10,000	9,999,964
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	06/17/15	5,000	4,999,334
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/17/15	5,000	4,998,083
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/05/15	5,000	4,997,292
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/10/15	2,000	1,998,833
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	06/15/15	4,000	3,999,533
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.30%	07/17/15	7,000	6,997,317
Crown Point Capital Co., LLC-Series A (Multi-CEP’s) (b)(d)	0.18%	06/01/15	4,300	4,300,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.20%	07/17/15	3,000	2,999,233
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.18%	06/10/15	3,400	3,399,847
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(d)	0.16%	06/15/15	20,000	19,998,756
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(d)	0.16%	06/19/15	10,000	9,999,200
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.17%	06/12/15	5,000	4,999,740
				83,687,132

Asset-Backed Securities - Multi-Purpose–2.98%

Chariot Funding, LLC (b)	0.30%	10/07/15	3,200	3,196,587
Chariot Funding, LLC (b)	0.30%	10/15/15	5,000	4,994,333
CHARTA, LLC (b)	0.18%	06/23/15	5,000	4,999,450
Jupiter Securitization Co. LLC (b)	0.25%	06/09/15	5,000	4,999,722
Nieuw Amsterdam Receivables Corp. (b)(d)	0.18%	06/08/15	10,000	9,999,650
Nieuw Amsterdam Receivables Corp. (b)(d)	0.20%	08/14/15	5,000	4,997,945
				33,187,687

Consumer Finance–0.28%

Toyota Motor Credit Corp. (d)	0.23%	08/14/15	3,100	3,098,534

Diversified Banks–17.15%

BNP Paribas Finance, Inc. (d)	0.23%	06/12/15	5,700	5,699,599
BNP Paribas Finance, Inc. (d)	0.30%	07/07/15	3,300	3,299,241
Commonwealth Bank of Australia (b)(c)(d)	0.24%	06/04/15	5,300	5,299,998
Commonwealth Bank of Australia (b)(c)(d)	0.32%	05/13/16	10,000	9,998,916
DBS Bank Ltd. (b)(d)	0.20%	06/05/15	3,100	3,099,931
DBS Bank Ltd. (b)(d)	0.20%	08/06/15	3,200	3,198,827
DBS Bank Ltd. (b)(d)	0.21%	06/17/15	5,500	5,499,487
DBS Bank Ltd. (b)(d)	0.21%	09/21/15	3,100	3,097,975
DBS Bank Ltd. (b)(d)	0.22%	09/24/15	3,200	3,197,751
Dexia Credit Local S.A. (d)	0.28%	06/24/15	20,000	19,996,422

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

ING (US) Funding LLC (d)	0.27%	08/19/15	$5,300	$5,296,860
J.P. Morgan Securities LLC	0.27%	09/08/15	10,000	9,992,575
National Australia Bank Ltd. (b)(d)	0.22%	10/01/15	3,200	3,197,668
Nordea Bank Finland PLC (b)(d)	0.20%	08/17/15	5,300	5,297,789
Standard Chartered Bank (b)(d)	0.24%	06/01/15	10,000	10,000,000
Standard Chartered Bank (b)(d)	0.24%	07/10/15	8,500	8,497,790
Standard Chartered Bank (b)(d)	0.24%	07/15/15	3,200	3,199,061
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	06/08/15	5,000	4,999,767
Sumitomo Mitsui Banking Corp. (b)(d)	0.27%	07/02/15	20,000	19,995,350
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.24%	07/06/15	7,000	6,998,367
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.24%	08/10/15	20,000	19,990,667
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.24%	08/13/15	3,700	3,698,199
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.20%	07/17/15	6,500	6,498,339
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.20%	09/28/15	3,200	3,197,884
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.22%	09/17/15	4,700	4,696,898
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/16/15	4,000	3,995,433
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/19/15	3,200	3,196,267
Toronto-Dominion Holdings (USA) Inc. (b)(d)	0.30%	10/22/15	2,800	2,796,663
United Overseas Bank Limited (b)(d)	0.32%	11/17/15	2,900	2,895,644
				190,829,368

Diversified Capital Markets–1.94%

UBS Finance (Delaware) Inc. (d)	0.13%	06/02/15	7,300	7,299,973
UBS Finance (Delaware) Inc. (d)	0.13%	06/03/15	14,300	14,299,897
				21,599,870

Other Diversified Financial Services–1.57%

General Electric Capital Corp. (c)	0.23%	07/31/15	7,500	7,500,000
General Electric Capital Corp.	0.26%	08/26/15	10,000	9,993,789
				17,493,789

Regional Banks–2.64%

Banque et Caisse d’Epargne de l’Etat (d)	0.25%	07/09/15	3,000	2,999,224
BNZ International Funding Ltd. (b)(d)	0.26%	09/16/15	3,200	3,197,527
BNZ International Funding Ltd. (b)(d)	0.26%	09/21/15	2,900	2,897,655
BNZ International Funding Ltd. (b)(d)	0.27%	09/08/15	3,200	3,197,668
Landesbank Hesses-Thuringen Girozentrale (b)(d)	0.18%	06/24/15	10,000	9,998,850
Landesbank Hesses-Thuringen Girozentrale (b)(d)	0.18%	07/20/15	4,200	4,198,971
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.27%	09/01/15	2,900	2,897,999
				29,387,894

Soft Drinks–0.28%

Coca-Cola Co. (The) (b)	0.17%	06/18/15	3,100	3,099,751

Specialized Finance–1.79%

Caisse des Depots et Consignations (b)(d)	0.18%	06/08/15	4,200	4,199,853
CDP Financial Inc. (b)(d)	0.20%	06/09/15	10,700	10,699,525
Nederlandse Waterschapsbank N.V. (b)(d)	0.24%	09/04/15	5,000	4,996,833
				19,896,211
Total Commercial Paper (Cost $471,950,637)				471,950,637

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–35.60%

Australia & New Zealand Banking Group, Ltd. (c)(d)	0.21%	08/03/15	$3,100	$3,100,000
Bank of Montreal (d)	0.18%	06/09/15	15,000	15,000,000
Bank of Montreal (d)	0.21%	07/10/15	10,000	10,000,000
Bank of Montreal (d)	0.22%	09/15/15	3,700	3,700,000
Bank of Montreal (c)(d)	0.24%	09/03/15	10,000	10,000,000
Bank of Nova Scotia (c)(d)	0.41%	05/27/16	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)(d)	0.32%	09/14/15	10,000	10,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (d)	0.21%	06/23/15	3,800	3,800,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (d)	0.26%	08/10/15	3,200	3,200,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (d)	0.31%	10/06/15	5,000	5,000,000
Lloyds Bank PLC (d)	0.13%	06/03/15	7,400	7,400,000
Lloyds Bank PLC (d)	0.13%	06/04/15	20,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.25%	08/05/15	5,000	5,000,000
Mizuho Bank Ltd. (d)	0.25%	06/22/15	10,000	10,000,000
Mizuho Bank Ltd. (d)	0.25%	08/21/15	10,000	10,000,000
Mizuho Bank Ltd. (d)	0.26%	06/04/15	5,000	5,000,000
Mizuho Bank Ltd. (d)	0.26%	06/05/15	5,000	5,000,000
Nordea Bank Finland PLC (d)	0.19%	07/07/15	3,200	3,200,000
Nordea Bank Finland PLC (d)	0.19%	08/05/15	3,200	3,200,000
Nordea Bank Finland PLC (d)	0.19%	08/06/15	3,000	3,000,000
Nordea Bank Finland PLC (d)	0.19%	08/11/15	10,000	10,000,000
Nordea Bank Finland PLC (d)	0.19%	08/12/15	3,200	3,200,000
Nordea Bank Finland PLC (d)	0.19%	08/26/15	6,000	5,999,928
Nordea Bank Finland PLC (d)	0.20%	08/26/15	7,000	7,000,000
Norinchukin Bank (The) (d)	0.24%	06/16/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	06/18/15	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.21%	09/08/15	10,000	10,000,000
Rabobank Nederand (d)	0.21%	08/14/15	15,000	15,000,000
Royal Bank of Canada (c)(d)	0.39%	06/03/16	21,000	21,000,000
Skandinaviska Enskilda Banken AB (d)	0.06%	06/01/15	55,000	55,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.19%	07/14/15	7,000	7,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	07/13/15	2,400	2,400,000
Svenska Handelsbanken AB (Cayman Islands) (d)	0.06%	06/01/15	55,000	55,000,000
Swedbank AB (d)	0.12%	06/02/15	20,000	20,000,000
Westpac Banking (d)	0.20%	09/09/15	7,000	7,000,000
Total Certificates of Deposit (Cost $396,199,928)				396,199,928

Variable Rate Demand Notes–5.69%(e)

Credit Enhanced–5.69%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/29	2,265	2,265,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.10%	08/01/35	14,855	14,854,999
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.10%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	3,995	3,995,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/01/39	2,000	2,000,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	08/01/28	1,320	1,320,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.15%	12/01/31	14,500	14,500,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.12%	12/01/39	945	945,000

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.13%	09/01/21	$1,100	$1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.25%	01/01/33	3,800	3,800,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	03/01/32	1,100	1,100,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.08%	11/15/37	5,100	5,100,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	12/01/27	5,190	5,190,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.09%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.20%	09/01/15	400	400,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.09%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.11%	07/15/31	1,750	1,750,000
Total Variable Rate Demand Notes (Cost $63,394,999)				63,394,999

Notes–4.85%

Royal Bank of Canada, Sr. Unsec. Floating Rate Notes (b)(c)(d)	0.42%	05/31/16	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.38%	06/17/16	10,000	10,000,000
Unsec. Floating Rate Medium-Term Notes (c)	0.39%	06/17/16	19,000	19,000,000
Total Notes (Cost $54,000,000)				54,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.55% (Cost $985,545,564)				985,545,564
			Repurchase Amount

Repurchase Agreements–11.16%(g)

Citigroup Global Markets Inc., Joint agreement dated 05/29/15, aggregate maturing value of $400,003,000 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%, 08/15/17-02/15/34)	0.09%	06/01/15	55,000,413	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $40,030,667 (collateralized by Domestic Non-Agency Mortgage-backed securities valued at $44,000,000; 0%, 01/27/35-09/25/57) (c)(h)	0.46%	07/28/15	40,030,667	40,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/29/15, aggregate maturing value of $550,005,500 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0%-8.50%, 01/25/18-05/20/45)	0.12%	06/01/15	29,176,539	29,176,247
Total Repurchase Agreements (Cost $124,176,247)				124,176,247
TOTAL INVESTMENTS(i)(j)–99.71% (Cost $1,109,721,811)				1,109,721,811
OTHER ASSETS LESS LIABILITIES–0.29%				3,220,655
NET ASSETS–100.00%				$1,112,942,466

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $395,380,981, which represented 35.53% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.4%; Japan: 13.0%; Canada: 11.7%; United Kingdom: 8.0%; other countries less than 5% each: 20.8%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Money Market Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	REA-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.47%

Apartments–14.68%

American Campus Communities, Inc.	596,000	$23,249,960
AvalonBay Communities, Inc.	948,177	157,871,471
Essex Property Trust, Inc.	319,257	71,072,993
Mid-America Apartment Communities, Inc.	906,154	69,221,104
UDR, Inc.	528,170	17,197,215
		338,612,743

Diversified–2.58%

BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
Equinix, Inc.	221,800	59,457,926
		59,457,926

Freestanding–3.27%

National Retail Properties Inc.	832,600	31,230,826
Realty Income Corp.	970,213	44,212,606
		75,443,432

Health Care–10.77%

Health Care REIT, Inc.	706,879	49,665,318
Healthcare Realty Trust, Inc.	991,626	23,620,531
Healthcare Trust of America, Inc. -Class A	2,194,302	54,396,747
National Health Investors, Inc.	404,000	26,720,560
Ventas, Inc.	1,413,386	94,018,437
		248,421,593

Industrial/Office: Industrial–6.42%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	3,279,948
EastGroup Properties, Inc.	324,500	18,051,935
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,285,531
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,444,226
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,734,583)(b)(d)	3,534,653	3,371,709
Prologis, Inc.	2,894,149	114,579,359
		148,012,708

Industrial/Office: Office–14.23%

Boston Properties, Inc.	770,485	100,186,164
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(d)	4,646,429	2,682,974
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $921,277)(b)	2,789,299	179,422
Cousins Properties, Inc.	3,730,800	36,002,220

	Shares	Value

Industrial/Office: Office–(continued)

Empire State Realty Trust Inc. -Class A	2,185,723	$39,517,872
Hudson Pacific Properties Inc.	1,137,088	34,669,813
Kilroy Realty Corp.	363,100	25,079,317
Paramount Group, Inc.	1,509,718	27,688,228
Piedmont Office Realty Trust Inc. -Class A	1,901,428	32,685,547
SL Green Realty Corp.	248,557	29,493,774
		328,185,331

Infrastructure–8.71%

American Tower Corp.	1,326,466	123,082,780
Crown Castle International Corp.	954,302	77,823,328
		200,906,108

Lodging-Resorts–7.12%

Hilton Worldwide Holdings Inc. (c)	836,972	24,238,709
Host Hotels & Resorts Inc.	2,871,088	57,192,073
LaSalle Hotel Properties	1,451,820	52,933,357
RLJ Lodging Trust	990,100	29,930,723
		164,294,862

Regional Malls–11.32%

General Growth Properties, Inc.	424,275	12,019,711
Simon Property Group, Inc.	1,172,590	212,707,826
Taubman Centers, Inc.	492,100	36,430,163
		261,157,700

Self Storage Facilities–5.54%

Extra Space Storage Inc.	672,141	47,070,034
Public Storage	416,505	80,610,378
		127,680,412

Shopping Centers–10.81%

Brixmor Property Group, Inc.	2,254,395	55,863,908
DDR Corp.	4,070,507	68,872,978
Federal Realty Investment Trust	674,133	90,650,665
Retail Opportunity Investments Corp.	2,086,373	34,070,471
		249,458,022

Timber REIT’S–4.02%

Weyerhaeuser Co.	2,851,503	92,844,938
Total Common Stocks & Other Equity Interests (Cost $1,706,103,636)		2,294,475,775

Money Market Funds–0.54%

Liquid Assets Portfolio –Institutional Class (e)	6,202,455	6,202,455
Premier Portfolio –Institutional Class (e)	6,202,455	6,202,455
Total Money Market Funds (Cost $12,404,910)		12,404,910
TOTAL INVESTMENTS–100.01% (Cost $1,718,508,546)		2,306,880,685
OTHER ASSETS LESS LIABILITIES–(0.01)%		(296,366)
NET ASSETS–100.00%		$2,306,584,319

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Investment Abbreviations:

REIT           —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) All Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $18,243,810, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Real Estate Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 2,288,636,875	$ —	$ 18,243,810	$ 2,306,880,685

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $291,575,171 and $371,965,412, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$591,573,077
Aggregate unrealized (depreciation) of investment securities	(19,112,322)
Net unrealized appreciation of investment securities	$572,460,755
Cost of investments for tax purposes is $1,734,419,930

Invesco Real Estate Fund

Invesco Short Term Bond Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	STB-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–57.89%

Aerospace & Defense–0.23%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	$2,000,000	$2,069,800

Airlines–1.15%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/18(b)	123,640	134,072
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/23	1,346,284	1,448,938
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.37%, 12/15/15	24,930	25,429
Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 11/10/19	3,253,149	3,767,554
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/19	885,483	926,990
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/19(b)	3,673,968	4,039,068
		10,342,051

Apparel Retail–0.37%

L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/17	3,000,000	3,315,000

Asset Management & Custody Banks–0.31%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/19	2,784,000	2,817,316

Auto Parts & Equipment–0.15%

Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/17	1,350,000	1,349,446

Automobile Manufacturers–3.88%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.65%, 03/02/18(b)	7,257,000	7,276,441
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.68%, 09/08/17	5,000,000	5,000,158
Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,701,392
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	8,700,000	8,930,550

	Principal Amount	Value

Automobile Manufacturers–(continued)

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.00%, 09/25/17	$2,000,000	$2,037,500
3.50%, 07/10/19	1,355,000	1,382,947
3.15%, 01/15/20	3,164,000	3,167,379
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes,4.25%, 11/15/19(b)	3,250,000	3,359,948
		34,856,315

Automotive Retail–0.27%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	2,171,000	2,440,719

Cable & Satellite–0.16%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,404,286

Commodity Chemicals–0.31%

LyondellBasell Industries N.V., Sr. Unsec. Global Notes, 5.00%, 04/15/19	2,500,000	2,753,200

Communications Equipment–1.23%

Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/18	5,000,000	5,013,905
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/18	6,070,000	6,071,797
		11,085,702

Construction & Engineering–0.45%

AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/17	4,000,000	4,024,274

Diversified Banks–7.64%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/18	2,700,000	2,809,486
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.45%, 06/04/20(b)	3,500,000	3,496,325
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,073,215
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	174,907
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,165,239
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,772,288

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	$1,195,000	$1,322,541
Citigroup Inc., Sr. Unsec. Notes, 2.50%, 09/26/18	7,500,000	7,645,050
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	3,185,000	3,208,888
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	2,702,000	2,817,632
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	3,535,000	3,552,675
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	2,004,396
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,280,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	1,390,000	1,379,575
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Notes, 1.70%, 09/25/17(b)	5,000,000	5,015,313
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,140,000	3,187,100
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	1,750,000	1,675,625
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,263,094
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,322,520
U.S. Bank N.A., Unsec. Sub. Notes, 2.28%, 04/29/20	2,025,000	2,028,635
Wells Fargo & Co., Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,415,000
		68,609,504

Diversified Capital Markets–0.05%

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(c)	486,000	479,317

Diversified Chemicals–0.27%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	2,419,000	2,442,107

Diversified Metals & Mining–0.75%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/17(b)	1,830,000	1,861,009

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/21	4,782,000	4,895,515
		6,756,524

	Principal Amount	Value

Drug Retail–1.14%

CVS Health Corp., Sr. Unsec. Notes, 1.20%, 12/05/16	$2,000,000	$2,010,833
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 1.75%, 11/17/17	4,500,000	4,534,916
2.70%, 11/18/19	3,593,000	3,649,099
		10,194,848

Gas Utilities–1.12%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	9,212,000	10,028,418

General Merchandise Stores–0.25%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,229,137

Gold–0.71%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,016,785
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,314,509
		6,331,294

Health Care Distributors–0.19%

McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,668,641

Health Care Equipment–1.44%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 1.45%, 05/15/17	1,405,000	1,408,037
Sr. Unsec. Notes, 1.80%, 12/15/17	2,500,000	2,518,742
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,733,742
Medtronic, Inc., Sr. Unsec. Gtd. Notes, 2.50%, 03/15/20(b)	2,546,000	2,580,558
Zimmer Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/18	4,631,000	4,674,170
		12,915,249

Health Care REIT’s–0.81%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,757,772
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,535,244
		7,293,016

Health Care Services–1.12%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/17	5,000,000	4,994,377
2.25%, 06/15/19	2,815,000	2,816,164
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/20	2,236,000	2,245,330
		10,055,871

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–1.02%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	$4,415,000	$4,426,086
1.88%, 12/15/17	1,285,000	1,294,384
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,000,000	1,019,348
2.50%, 03/01/18	2,385,000	2,398,225
		9,138,043

Industrial Conglomerates–0.90%

Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	3,060,000	3,117,375
Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds,1.63%, 10/31/17(b)	5,000,000	4,970,502
		8,087,877

Industrial Machinery–0.35%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	950,000	955,334
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,000,000	2,172,500
		3,127,834

Integrated Oil & Gas–0.25%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,840,000	1,846,900
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	355,064
		2,201,964

Integrated Telecommunication Services–2.04%

AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/20	4,158,000	4,120,699
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	237,182
Verizon Communications Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	13,715,000	13,973,528
		18,331,409

Internet Retail–0.35%

Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/19	3,055,000	3,112,527

Internet Software & Services–1.63%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 1.63%, 11/28/17(b)	10,000,000	10,018,280
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,962,207
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/17(b)	2,600,000	2,614,626
		14,595,113

	Principal Amount	Value

Investment Banking & Brokerage–1.62%

Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	$2,455,000	$2,488,756
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,089,035
1.88%, 01/15/18	7,875,000	7,919,718
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	87,391
		14,584,900

Life & Health Insurance–1.85%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	387,033
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/19(b)	5,965,000	6,009,162
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	4,074,432
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/19(b)	6,000,000	6,122,331
		16,592,958

Managed Health Care–0.30%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,078,844
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.88%, 11/15/16	1,600,000	1,625,973
		2,704,817

Movies & Entertainment–0.31%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,752,344

Multi-Utilities–0.78%

Dominion Gas Holdings LLC, Sr. Unsec. Global Notes, 1.05%, 11/01/16	7,000,000	7,001,235

Oil & Gas Equipment & Services–0.76%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	6,801,000	6,810,379

Oil & Gas Exploration & Production–1.52%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.53%, 04/15/19(d)	3,500,000	3,412,500
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	6,000,000	6,000,000
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	1,305,000	1,319,206
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	3,000,000	2,885,709
		13,617,415

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.86%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/18(b)	$6,173,000	$6,199,294
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,528,888
		7,728,182

Oil & Gas Storage & Transportation–0.52%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	1,120,000	1,134,860
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/20	1,000,000	1,155,583
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/18	2,350,000	2,385,433
		4,675,876

Other Diversified Financial Services–1.48%

Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/21(b)	3,115,996	3,326,326
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,007,792
2.35%, 10/15/19(b)	2,775,000	2,777,356
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,147,985
		13,259,459

Packaged Foods & Meats–2.08%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes,4.25%, 08/15/16	7,543,000	7,543,000
General Mills, Inc., Sr. Unsec. Global Notes, 1.40%, 10/20/17	4,400,000	4,405,405
2.20%, 10/21/19	2,555,000	2,572,128
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	3,834,000	4,159,890
		18,680,423

Pharmaceuticals–5.91%

AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/18	9,836,000	9,855,741
Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/17	10,000,000	9,954,160
Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	5,464,000	5,502,967
2.35%, 03/12/18	12,500,000	12,658,050
2.45%, 06/15/19	895,000	898,010
3.00%, 03/12/20	3,145,000	3,193,714
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/17(b)	7,893,000	7,955,292
Perrigo Co. PLC, Sr. Unsec. Gtd. Global Notes, 1.30%, 11/08/16	3,000,000	2,998,965
		53,016,899

	Principal Amount	Value

Property & Casualty Insurance–0.97%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/20(b)	$8,805,000	$8,747,578

Regional Banks–3.93%

BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/19	1,250,000	1,268,314
Branch Banking & Trust Co., Sr. Unsec. Bank Notes, 1.00%, 04/03/17	3,300,000	3,296,872
2.30%, 10/15/18	10,000,000	10,223,595
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50% (b)(c)	6,380,000	6,260,375
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	2,000,000	1,920,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	837,125
PNC Bank, N.A., Sr. Unsec. Bank Notes, 1.30%, 10/03/16	6,000,000	6,032,340
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	5,350,000	5,443,625
		35,282,246

Retail REIT’s–0.39%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,517,500

Semiconductors–0.48%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(b)	4,000,000	4,320,000

Specialized Finance–0.73%

Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,150,000	2,186,991
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,371,167
		6,558,158

Specialized REIT’s–0.07%

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	598,496

Specialty Stores–0.16%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/19	1,370,000	1,447,062

Steel–0.44%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.50%, 03/01/16	1,000,000	1,013,750
5.25%, 02/25/17	2,000,000	2,100,000
6.13%, 06/01/18	750,000	807,225
		3,920,975

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Systems Software–0.28%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	$2,500,000	$2,540,814

Technology Hardware, Storage & Peripherals–0.41%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/20	3,707,000	3,657,499

Tobacco–0.26%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/20	2,328,000	2,344,685

Trading Companies & Distributors–0.45%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)	4,000,000	4,020,000

Trucking–0.23%

Penske Truck Leasing Co., L.P./ PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,040,121

Wireless Telecommunication Services–0.56%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	885,044
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	245,000	270,179
6.11%, 01/15/20(b)	900,000	1,023,750
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	2,500,000	2,871,875
		5,050,848
Total U.S. Dollar Denominated Bonds and Notes (Cost $514,659,143)		519,527,671

Asset-Backed Securities–26.54%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	4,936,294	4,951,760
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,039,173
Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.52%, 05/14/20(b)(d)	706,216	701,764
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/45	6,300,000	6,432,035
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/45	6,300,000	6,432,205

	Principal Amount	Value
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.16%, 09/10/47(d)	$3,230,000	$3,282,205
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.71%, 05/25/34(d)	172,293	172,280
Barclays Bank Commercial Mortgage Securities, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(b)(d)	2,180,000	2,175,832
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.32%, 08/25/33(d)	231,753	231,376
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	4,999,025
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.43%, 03/11/39(d)	2,770,934	2,822,213
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/12/38(d)	5,725,000	5,921,425
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.57%, 04/12/38(b)(d)	2,500,000	2,627,560
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	452,741	472,532
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.52%, 04/20/19(b)(d)	2,513,890	2,492,298
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.94%, 08/15/26(b)(d)	3,500,000	3,500,515
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.62%, 05/21/21(b)(d)	4,616,000	4,491,142
Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.66%, 05/21/21(b)(d)	800,000	777,942
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.49%, 04/19/22(b)(d)	1,806,924	1,783,096
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.59%, 12/15/16(b)(d)	2,300,000	2,310,197
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 07/17/19(d)	4,000,000	3,883,040

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.39%, 02/15/31(b)(d)	$5,000,000	$4,993,865
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.59%, 06/15/33(b)(d)	5,000,000	5,010,873
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.20%, 08/25/34(d)	804,843	799,568
COA Caerus CLO Ltd., Series 2007-6A, Class A2, Floating Rate Pass Through Ctfs., 1.53%, 12/13/19(b)(d)	1,540,000	1,530,745
Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	320,020	320,982
Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.34%, 10/13/28(b)(d)	3,000,000	3,010,470
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.23%, 06/08/16(b)(d)	4,125,000	4,122,080
Comstock Funding Ltd (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.01%, 05/30/20(b)(d)	3,500,000	3,463,408
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.45%, 06/25/34(d)	2,907,174	2,744,744
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	149,029	149,521
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.65%, 04/12/20(b)(d)	3,065,000	3,020,499
Flagship CLO V, Series 2006-1A, (Cayman Islands), Class B, Floating Rate Pass Through Ctfs., 0.62%, 09/20/19(b)(d)	1,000,000	984,668
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.99%, 02/22/21(b)(d)	2,219,000	2,191,666
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.52%, 04/19/21(b)(d)	2,164,713	2,138,784
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.61%, 05/15/21(b)(d)	1,667,000	1,654,956
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.49%, 02/15/27(b)(d)	5,000,000	5,002,068

	Principal Amount	Value
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.61%, 05/11/21(b)(d)	$7,000,000	$6,812,750
Hewett’s Island CDO Ltd (Cayman Islands), Series 2007-6A, Class D, Floating Rate Pass Through Ctfs., 2.51%, 06/09/19(b)(d)	4,500,000	4,504,554
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,010,587
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 1.89%, 11/15/29(b)(d)	5,002,000	5,024,116
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.62%, 08/01/20(b)(d)	5,000,000	4,955,640
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.68%, 08/01/20(b)(d)	4,032,000	3,958,904
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	7,900,000	8,098,152
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	1,800,000	1,874,931
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.68%, 07/26/36(b)(d)	2,350,461	2,362,773
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 1.78%, 04/23/22(b)(d)	2,928,000	2,924,700
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.64%, 10/19/20(b)(d)	3,500,000	3,436,027
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	5,000,000	5,245,062
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	785,087	785,364
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,000,000	5,052,078
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	4,200,000	4,285,394
Madison Park Funding II Ltd., Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.53%, 03/25/20(b)(d)	1,493,642	1,478,664
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 0.73%, 07/20/22(b)(d)	3,730,000	3,581,371

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.20%, 11/25/35(d)	$2,424,597	$2,379,508
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.27%, 11/14/42(d)	202,834	203,377
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	10,000,000	10,433,975
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.34%, 08/13/16(b)(d)	5,000,000	5,011,533
RAITF Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.49%, 04/15/18(b)(d)	3,468,000	3,480,587
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.48%, 01/26/36(b)(d)	2,477,543	2,496,031
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,348,602	1,355,866
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	3,458,090	3,243,931
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,305,089	3,212,476
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	4,605,189	4,571,258
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,020,999	2,975,728
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,308,929	1,324,041
Southfork CLO Ltd. (Cayman Islands), Series 2005-1A, Class B, Floating Rate Pass Through Ctfs., 1.33%,02/01/17(b)(d)	1,381,800	1,381,108
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.41%, 11/25/34(d)	1,091,057	1,077,935
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.62%, 10/25/20(b)(d)	2,000,000	1,942,030
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	33,577	33,964
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	20,823	21,081

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.25%, 10/15/44(d)	$12,816	$12,829
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.27%, 12/15/44(d)	6,121,750	6,164,875
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.38%, 08/25/33(d)	1,255,524	1,294,327
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.54%, 02/15/27(b)(d)	3,500,000	3,507,560
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,064,547
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.63%, 07/25/34(d)	1,008,434	1,013,103
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.63%, 09/25/34(d)	241,528	247,670
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(d)	671,963	676,862
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 07/15/46(d)	4,500,000	5,077,669
Total Asset-Backed Securities (Cost $240,311,542)		238,233,450

U.S. Treasury Securities–8.61%

U.S. Treasury Bills–0.07%

0.00%, 08/20/15(e)(f)	75,000	75,000
0.08%, 08/20/15(e)(f)	575,000	575,000
		650,000

U.S. Treasury Notes–8.54%

0.50%, 04/30/17	65,738,000	65,641,523
1.00%, 05/15/18	3,932,000	3,940,529
1.38%, 04/30/20	6,420,000	6,387,852
2.13%, 05/15/25	674,0000	674,361
		76,644,265
Total U.S. Treasury Securities (Cost $77,252,822)		77,294,265

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.17%

Collateralized Mortgage Obligations–0.06%

Fannie Mae REMICs, 0.63%, 02/25/47(d)	161,821	162,896

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Freddie Mac REMICS, 7.50%, 09/15/29	$229,674	$267,756
1.19%, 12/15/31(d)	68,272	70,090
1.14%, 01/15/32(d)	41,440	42,690
		543,432

Federal Deposit Insurance Co. (FDIC)–0.06%

Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.73%, 02/25/48 (b)(d)	553,819	554,055

Federal Home Loan Mortgage Corp. (FHLMC)–0.20%

Pass Through Ctfs., 7.50%, 06/01/16 to 12/01/16	8,797	8,881
7.00%, 12/01/16 to 10/01/34	705,464	804,944
6.00%, 02/01/17 to 03/01/23	320,315	355,901
8.50%, 02/01/19 to 08/17/26	314,155	354,570
6.50%, 01/01/33 to 12/01/35	48,935	56,269
Pass Through Ctfs., ARM, 2.02%, 07/01/36(d)	137,123	144,622
2.66%, 02/01/37(d)	33,751	36,170
2.66%, 01/01/38(d)	50,594	54,660
		1,816,017

Federal National Mortgage Association (FNMA)–0.63%

Pass Through Ctfs., 8.50%, 09/01/15 to 07/01/30	267,477	321,408
7.50%, 02/01/16 to 02/01/31	369,847	429,827
7.00%, 08/01/16 to 08/01/36	2,738,041	3,107,627
6.50%, 11/01/16 to 10/01/35	719,669	807,297
8.00%, 12/01/17 to 08/01/32	456,362	483,761
9.00%, 01/01/30	84,260	98,273

Pass Through Ctfs., ARM, 2.00%, 09/01/19(d)	6,852	6,911
2.34%, 11/01/32(d)	45,707	48,979
2.35%, 05/01/35(d)	223,291	238,403
2.31%, 03/01/38(d)	53,502	57,289
		5,599,775

Government National Mortgage Association (GNMA)–0.22%

Pass Through Ctfs., 7.00%, 08/15/17 to 06/15/32	198,211	212,629
9.50%, 09/15/17	197	198
6.00%, 06/15/18	121,946	127,259
7.75%, 11/15/19 to 02/15/21	71,853	72,162
6.50%, 07/15/23 to 02/15/34	1,247,230	1,437,028
7.50%, 12/20/25	33,604	39,527
8.50%, 07/20/27	66,537	77,034
		1,965,837
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,419,968)		10,479,116

	Shares	Value

Preferred Stocks–0.63%

Investment Banking & Brokerage–0.29%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,610,300

Regional Banks–0.23%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,090,250

Reinsurance–0.11%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Deb. Pfd.	33,000	936,870
Total Preferred Stocks (Cost $5,325,000)		5,637,420

	Principal Amount

Municipal Obligations–0.56%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 1.30%, 07/01/16	$2,000,000	2,010,560
2.11%, 07/01/18	3,000,000	3,043,830
Total Municipal Obligations (Cost $5,000,000)		5,054,390

	Shares

Money Market Funds–4.30%

Liquid Assets Portfolio – Institutional Class (g)	19,310,673	19,310,673

Premier Portfolio –Institutional Class (g)	19,310,673	19,310,673
Total Money Market Funds (Cost $38,621,346)		38,621,346
TOTAL INVESTMENTS–99.70% (Cost $890,589,821)		894,847,658
OTHER ASSETS LESS LIABILITIES–0.30%		2,657,178

NET ASSETS–100.00%		$897,504,836

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $273,010,055, which represented 30.42% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(e)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Short Term Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value”

Invesco Short Term Bond Fund

G.	Swap Agreements – (continued)

or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$44,258,766	$—	$—	$44,258,766
U.S. Treasury Securities	—	77,294,265	—	77,294,265
Corporate Debt Securities	—	519,527,671	—	519,527,671
U.S. Government Sponsored Agency Securities	—	10,479,116	—	10,479,116
Asset-Backed Securities	—	238,233,450	—	238,233,450
Municipal Obligations	—	5,054,390	—	5,054,390
	44,258,766	850,588,892	—	894,847,658
Futures Contracts*	129,794	—	—	129,794
Swap Agreements*	—	(278,459)	—	(278,459)
Total Investments	$44,388,560	$850,310,433	$—	$894,698,993
*	Unrealized appreciation (depreciation).

Invesco Short Term Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk: Swap agreements (a)	$—	$(278,459)
Interest rate risk: Futures contracts (a)	332,229	(202,435)
Total	$332,229	$(480,894)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(38,083)
Interest rate risk	807,127	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	25,996
Interest rate risk	(309,075)	—
Total	$498,052	$(12,087)

The table below summarizes the average notional value futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$301,844,626	$6,000,000

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	787	September-2015	$172,242,329	$207,332
U.S. Treasury 5 Year Notes	Long	420	September-2015	50,285,156	124,897
U.S. Treasury 10 Year Notes	Short	685	September-2015	(87,465,938)	(202,435)
Total Futures Contracts – Interest Rate Risk					$129,794

Invesco Short Term Bond Fund

Open Over-The-Counter Credit Default Swap Agreements at Period-End – Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	06/20/2017	0.36%	$6,000,000	$199,031	$(278,459)
(a)	Implied credit spreads represent the current level as of May 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $123,286,899 and $104,719,285, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $288,410,793 and $317,013,734, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 9,160,577
Aggregate unrealized (depreciation) of investment securities	(4,947,040)
Net unrealized appreciation of investment securities	$ 4,213,537
Cost of investments for tax purposes is $890,634,121.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	GOV-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–41.57%

Collateralized Mortgage Obligations–18.76%

Fannie Mae REMICs, 5.00%, 04/25/18 to 08/25/19	$3,118,304	$3,246,996
4.00%, 07/25/18 to 07/25/40	5,635,924	5,958,579
2.25%, 02/25/21	451,836	458,881
4.25%, 06/25/22 to 02/25/37	2,252,761	2,372,015
2.50%, 03/25/26	1,718,597	1,750,902
7.00%, 09/18/27	1,294,889	1,456,352
6.50%, 03/25/32	3,532,914	4,077,787
5.75%, 10/25/35	1,229,697	1,373,843
0.48%, 05/25/36(a)	4,953,364	4,968,165
3.00%, 09/25/36	1,533,375	1,548,575
0.68%, 03/25/37 to 03/25/40(a)	6,165,392	6,191,533
0.58%, 06/25/38(a)	8,158,515	8,190,325
6.56%, 06/25/39(a)	2,718,049	3,202,327
0.73%, 02/25/41(a)	5,277,333	5,319,333
0.70%, 11/25/41(a)	2,224,141	2,244,944
Federal Home Loan Bank 5.07%, 10/20/15	1,587,370	1,611,849
Freddie Mac REMICs, 4.00%, 12/15/17 to 07/15/23	1,102,994	1,119,893
4.50%, 07/15/18 to 11/15/39	2,013,882	2,124,386
3.00%, 10/15/18 to 04/15/26	2,702,608	2,778,516
3.75%, 10/15/18	255,320	256,503
5.00%, 01/15/19 to 04/15/19	1,019,205	1,060,307
3.50%, 12/15/27	365,863	367,896
0.69%, 12/15/35 to 03/15/40(a)	7,791,340	7,864,187
0.49%, 03/15/36(a)	4,618,368	4,649,676
0.53%, 11/15/36(a)	3,441,252	3,449,236
0.59%, 05/15/37 to 06/15/37(a)	9,364,935	9,417,298
0.54%, 03/15/39(a)	1,394,849	1,397,325
0.64%, 03/15/39 to 02/15/42(a)	18,637,776	18,738,116
1.05%, 11/15/39(a)	748,278	764,392
Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	1,806,801	1,836,520
4.50%, 01/16/34	1,979,447	2,007,682
5.74%, 08/20/34(a)	1,929,985	2,187,842
5.87%, 01/20/39(a)	5,695,899	6,494,983
0.98%, 09/16/39(a)	2,303,028	2,359,784
4.51%, 07/20/41(a)	1,462,407	1,568,778
1.66%, 09/20/41(a)	6,144,654	6,387,516
1.59%, 09/20/64, IO(a)	12,864,214	1,422,782
1.64%, 11/20/64, IO(a)	8,394,687	967,907
1.69%, 12/20/64, IO(a)	21,684,914	2,541,038
		135,734,969

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.10%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.73% 02/25/48(a)(b)	$692,274	$692,569

Federal Home Loan Mortgage Corp. (FHLMC)–7.95%

Pass Through Ctfs., 7.00%, 11/01/15 to 03/01/36	1,646,576	1,866,900
8.00%, 12/01/15 to 02/01/35	670,947	791,488
6.50%, 01/01/16 to 12/01/35	6,961,613	8,102,870
10.00%, 02/01/16 to 04/01/20	88,500	97,109
6.00%, 06/01/17 to 07/01/38	1,759,053	1,921,938
10.50%, 08/01/19 to 01/01/21	4,224	4,283
4.50%, 09/01/20 to 01/01/40	5,723,143	6,270,166
8.50%, 09/01/20 to 08/01/31	285,224	348,302
7.50%, 11/01/20 to 05/01/35	3,250,918	3,925,945
9.50%, 11/01/20 to 04/01/25	48,162	50,666
9.00%, 06/01/21 to 04/01/25	267,769	294,636
5.50%, 12/01/22 to 01/01/37	2,276,135	2,458,371
3.50%, 08/01/26	3,236,354	3,457,106
3.00%, 05/01/27 to 07/01/27	4,580,606	4,813,389
7.05%, 05/20/27	229,206	263,570
6.03%, 10/20/30	544,917	638,357
5.00%, 07/01/35 to 01/01/40	3,079,315	3,449,362
Pass Through Ctfs., ARM, 2.40%, 09/01/35(a)	2,061,301	2,199,739
2.05%, 10/01/36(a)	2,666,906	2,831,399
2.41%, 10/01/36(a)	848,149	912,117
2.48%, 12/01/36(a)	552,293	590,141
1.88%, 05/01/37(a)	934,603	985,193
2.53%, 11/01/37(a)	2,971,493	3,198,111
2.66%, 01/01/38(a)	404,753	437,283
2.43%, 06/01/43(a)	5,911,476	6,188,702
3.19%, 06/01/44(a)	1,357,720	1,415,688
		57,512,831

Federal National Mortgage Association (FNMA)–11.85%

Pass Through Ctfs., 5.00%, 01/01/17 to 03/01/39	4,068,612	4,474,737
7.00%, 11/01/15 to 06/01/36	6,051,838	7,024,720
7.50%, 11/01/15 to 08/01/37	4,630,355	5,598,436
12.00%, 01/01/16	178	178
6.50%, 04/01/16 to 10/01/38	5,847,216	6,763,142
6.00%, 05/01/16 to 10/01/38	6,714,663	7,655,365
9.50%, 07/01/16 to 08/01/22	8,008	8,575
9.00%, 12/01/16	10,284	10,690
8.00%, 12/01/17 to 12/01/36	3,702,083	4,452,952
4.50%, 04/01/19 to 08/01/39	5,550,752	6,001,460
10.00%, 12/20/19 to 12/20/21	69,344	74,004
5.50%, 03/01/21 to 05/01/35	7,090,678	8,121,099
6.75%, 07/01/24	506,689	583,677
8.50%, 01/01/25 to 08/01/37	1,430,174	1,716,792
9.93%, 04/20/25	29,205	29,874
6.95%, 07/01/25 to 10/01/25	97,904	103,167
3.50%, 05/01/27 to 06/01/27	6,284,515	6,699,637

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Goverment Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	$3,299,823	$3,535,345
2.35%, 05/01/35(a)	1,733,792	1,851,130
2.27%, 01/01/37(a)	7,925,583	8,454,715
2.81%, 02/01/42(a)	2,722,235	2,868,877
2.30%, 06/01/43(a)	4,191,721	4,257,863
2.26%, 08/01/43(a)	3,985,534	4,089,941
2.27%, 06/01/44(a)	1,268,565	1,309,784
		85,686,160

Government National Mortgage Association (GNMA)–2.91%

Pass Through Ctfs., 10.00%, 06/15/16 to 07/15/24	113,416	122,500
8.50%, 09/20/16 to 01/15/37	234,613	267,601
9.00%, 10/15/16 to 04/15/21	38,094	39,193
8.75%, 10/20/16	9,401	9,443
8.00%, 12/15/16 to 08/15/36	1,704,910	1,967,504
9.50%, 08/15/17 to 03/15/23	44,957	50,723
6.50%, 09/15/17 to 01/15/37	3,247,318	3,708,675
7.00%, 07/15/18 to 12/15/36	1,409,060	1,549,400
6.95%, 07/20/25 to 11/20/26	345,386	369,505
7.50%, 03/15/26 to 10/15/35	2,040,069	2,463,303
6.00%, 12/15/28 to 08/15/33	1,420,101	1,649,155
6.10%, 12/20/33	2,671,332	3,131,580
3.50%, 08/20/42 to 10/20/42	5,548,531	5,753,293
		21,081,875
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $288,868,946)		300,708,404

U.S. Treasury Securities–34.63%

U.S. Treasury Bills–0.36%

0.00%, 08/20/15(c)(d)(e)	590,000	590,000
0.04%, 08/20/15(c)(d)(e)	315,000	315,000
0.07%, 08/20/15(c)(d)(e)	25,000	25,000
0.08%, 08/20/15(c)(d)(e)	1,245,000	1,245,000
0.09%, 08/20/15(c)(d)(e)	100,000	100,000
0.10%, 08/20/15(c)(d)(e)	155,000	155,000
0.11%, 08/20/15(c)(d)(e)	60,000	60,000
0.12%, 08/20/15(c)(d)(e)	45,000	45,000
0.13%, 08/20/15(c)(d)(e)	50,000	50,000
		2,585,000

U.S. Treasury Notes–27.30%

0.63%, 12/31/16	1,500,000	1,503,399
2.75%, 05/31/17	1,500,000	1,563,396
0.75%, 06/30/17	5,000,000	5,010,544
0.88%, 07/15/17	18,500,000	18,585,292
0.63%, 08/31/17	11,600,000	11,579,217
0.63%, 09/30/17	9,550,000	9,523,965
0.75%, 12/31/17	15,000,000	14,977,995
0.88%, 01/31/18	17,750,000	17,762,845
1.38%, 12/31/18	6,300,000	6,348,080
1.63%, 06/30/19	11,000,000	11,142,035
1.63%, 07/31/19	22,700,000	22,982,513
1.00%, 11/30/19	4,000,000	3,929,180

	Principal Amount		Value

U.S. Treasury Notes–(continued)

3.63%, 02/15/20	$7,800,000		$8,579,716
1.13%, 03/31/20	6,000,000		5,901,315
1.38%, 04/30/20	2,000,000		1,989,923
3.50%, 05/15/20	14,500,000		15,886,115
2.00%, 09/30/20	7,000,000		7,150,746
3.13%, 05/15/21	7,000,000		7,557,749
2.13%, 06/30/21	9,000,000		9,198,184
2.13%, 08/15/21	3,700,000		3,778,017
2.00%, 10/31/21	2,500,000		2,530,067
2.00%, 11/15/21	100,000		101,234
2.13%, 12/31/21	3,000,000		3,055,780
1.75%, 05/15/22	1,750,000		1,737,158
2.38%, 08/15/24	5,000,000		5,117,462
			197,491,927

U.S. Treasury Bonds–4.41%

7.88%, 02/15/21	6,500,000		8,717,146
3.50%, 02/15/39	2,500,000		2,789,638
4.25%, 05/15/39	2,900,000		3,620,288
4.63%, 02/15/40	2,800,000		3,696,306
3.38%, 05/15/44	11,900,000		13,035,443
			31,858,821

U.S. Treasury Inflation - Indexed Notes–2.56%

0.63%, 01/15/24	14,164,640	(f)	14,579,361
0.25%, 01/15/25	3,986,840	(f)	3,967,225
			18,546,586
Total U.S. Treasury Securities (Cost $246,869,703)			250,482,334

Bonds–12.22%

Collateralized Mortgage Obligations–10.86%

Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(a)(b)	3,070,000		3,064,131
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.24%, 06/15/33(a)(b)	6,900,000		6,885,468
COMM 2013-THL Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.23%, 06/08/30(a)(b)	6,675,000		6,670,274
COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class CMB, Pass Through Ctfs., 3.81%, 05/10/48(b)	5,230,000		5,326,155
Credit Suisse Mortgage Capital, Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.09%, 03/15/17(a)(b)	8,100,000		8,131,655
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $10,598,727)(b)	10,240,316		10,806,738

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Goverment Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $16,075,279)(a)(b)	$15,547,050	$16,134,930
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	389,265	389,403
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(a)	775,000	783,072
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,428,092
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, Variable Rate Pass Through Ctfs., 5.07%, 08/13/42(a)	391,513	391,275
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/53(b)	6,100,764	6,159,386
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.28%, 05/15/48(a)	7,100,000	7,354,244
		78,524,823

Credit Cards–1.00%

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,202,916

Sovereign Debt–0.36%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	2,200,000	2,637,885
Total Bonds (Cost $87,222,350)		88,365,624

U.S. Government Sponsored Agency Securities–6.58%

Federal Agricultural Mortgage Corp. (FAMC)–1.46%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	6,502,938
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,075,256
		10,578,194

Federal Farm Credit Bank (FFCB)–0.72%

Unsec. Medium-Term Notes, 5.75%, 2/07/28	4,000,000	5,218,956

Federal Home Loan Bank (FHLB)–0.51%

Unsec. Bonds, 2.88%, 09/11/20	3,500,000	3,710,896

Federal Home Loan Mortgage Corp. (FHLMC)–1.64%

Series 1, Unsec. Global Notes, 0.75%, 01/12/18	1,800,000	1,794,325
Unsec. Global Notes, 2.38%, 01/13/22	9,800,000	10,058,612
		11,852,937

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.30%

Unsec. Global Notes, 5.00%, 05/11/17	$2,000,000	$2,167,542

Tennessee Valley Authority (TVA)–1.95%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	12,128,741
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,958,478
		14,087,219
Total U.S. Government Sponsored Agency Securities (Cost $47,369,512)		47,615,744

Corporate Notes–2.84%

Private Export Funding Corp.–2.84%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	4,800,000	5,412,511
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,091,285
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,049,347
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,964,183
Total Corporate Notes (Cost $19,788,373)		20,517,326

Structured Agency Credit Risk Notes (STACR)–1.68%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.38%, 02/25/24(a)(g)	4,300,000	4,355,685
Series 2014-DN2, Class M2, Floating Rate STACR® Debt Notes, 1.83%, 04/25/24(a)(g)	6,700,000	6,682,848
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.58%, 10/25/24(a)(g)	1,100,000	1,112,201
Total Structured Agency Credit Risk Notes (STACR) (Cost $12,104,172)		12,150,734

	Shares

Money Market Funds–0.56%
Government & Agency Portfolio –Institutional Class (Cost $4,056,168) (h)	4,056,168	4,056,168

Options Purchased–0.05%
(Cost $547,400) (i)		376,291
TOTAL INVESTMENTS–100.13% (Cost $706,826,624)		724,272,625
OTHER ASSETS LESS LIABILITIES–(0.13)%		(908,263)
NET ASSETS–100.00%		$723,364,362

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage	REMICs	—Real Estate Mortgage Investment Conduits
Ctfs.	—Certificates	Sec.	—Secured
Gtd.	—Guaranteed	Sr.	—Senior
IO	—Interest Only	Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $76,802,336, which represented 10.62% of the Fund’s Net Assets.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1F and Note 3.

(f)	Principal amount of security and interest payments are adjusted for inflation. See Note 1E.

(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

(i)	The table below details options purchased:

Open Over-The-Counter Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Put	Citigroup Global Markets Inc.	1.45%	Pay	3 Month USD LIBOR	10/22/15	$125,000,000	$142,993
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.25%	Pay	3 Month USD LIBOR	11/02/15	68,000,000	233,298

Total Swaptions Purchased – Interest Rate Risk								$376,291

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

Invesco U.S. Government Fund

E.	Futures Contracts – (continued)

Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the

Invesco U.S. Government Fund

F.	Swap Agreements – (continued)

agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco U.S. Government Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,056,168	$—	$—	$4,056,168
U.S. Treasury Securities	—	250,482,334	—	250,482,334
U.S. Government Sponsored Agency Securities	—	348,324,148	—	348,324,148
Corporate Notes	—	20,517,326	—	20,517,326
Foreign Sovereign Debt Securities	—	2,637,885	—	2,637,885
Bonds	—	85,727,739	—	85,727,739
Structured Agency Credit Risk Notes	—	12,150,734	—	12,150,734
Options Purchased	—	376,291	—	376,291
	4,056,168	720,216,457	—	724,272,625
Futures Contracts*	1,441,914	—	—	1,441,914
Swap Agreements*	—	65,143	—	65,143
Total Investments	$5,498,082	$720,281,600	$—	$725,779,682
*	Futures contracts and swap agreements are valued at unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$ 1,468,984	$27,070
Options purchased (b)	376,291	—
Swap agreements (c)	65,143
Total	$ 1,910,418	$27,070

(a)	Includes cumulative appreciation of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

(c)	Includes cumulative appreciation of centrally cleared swap agreements.

Effect of Derivative Investments for the three months ended May 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Futures Contracts	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements	Options
Realized Gain (Loss):
Interest rate risk	$(2,692,961)	$(345)	$(219,038)
Change in Unrealized Appreciation:
Interest rate risk	564,007	65,143	44,293
Total	$(2,128,954)	$64,798	$(174,745)

The table below summarizes the three month average notional value of futures contracts and options purchased and the two month average notional value of swap agreements during the period.

	Futures Contracts	Swap Agreements	Options Purchased
Average notional value	$99,374,755	$39,750,000	$115,000,000

Invesco U.S. Government Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	Long	317	September-2015	$ 50,809,156	$ 1,306,469
U.S. Treasury 5 Year Notes	Long	148	September-2015	17,719,531	49,826
U.S. Treasury 10 Year Notes	Long	193	September-2015	24,643,688	112,689
U.S. Treasury 30 Year Notes	Short	32	September-2015	(4,980,000)	(27,070)
Total Futures Contracts- Interest Rate Risk					$ 1,441,914

Open Centrally Cleared Interest Rate Swap Agreements

Counterparty/Clearinghouse	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation
Credit Suisse Securities (USA)/CME	Pay	3 Month LIBOR	1.15%	October-2017	$31,250,000	$19,495
Credit Suisse Securities (USA)/CME	Receive	3 Month LIBOR	1.87	November-2020	17,000,000	45,648
Total Centrally Cleared Interest Rate Swap Agreements – Interest Rate Risk						$65,143

Abbreviations:

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $55,592,253 and $50,072,711, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $5,962,236 and $22,852,715, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,139,480
Aggregate unrealized (depreciation) of investment securities	(5,166,300)
Net unrealized appreciation of investment securities	$12,973,180
Cost of investments for tax purposes is $711,299,445.

Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.